UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2008

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

click here Performance Summary

click here Information About Your Portfolio's Expenses

click here Management Summary

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Proxy Voting

click here Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2008

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.50% and 0.75% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Returns and ranking during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2008)
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,030	$8,339	$11,013	$15,928	$16,435
	Average annual total return	-9.70%	-16.61%	3.27%	9.76%	5.09%
Russell 2000 Index	Growth of $10,000	$9,063	$8,381	$11,180	$16,319	$17,122
	Average annual total return	-9.37%	-16.19%	3.79%	10.29%	5.53%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,021	$8,319	$10,928	$15,737	$13,981
	Average annual total return	-9.79%	-16.81%	3.00%	9.49%	5.58%
Russell 2000 Index	Growth of $10,000	$9,063	$8,381	$11,180	$16,319	$14,578
	Average annual total return	-9.37%	-16.19%	3.79%	10.29%	6.30%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-investments.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 903.00	$ 902.10
Expenses Paid per $1,000*	$ 2.22	$ 3.41
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,022.53	$ 1,021.28
Expenses Paid per $1,000*	$ 2.36	$ 3.62
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.47%	.72%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. At mid-year 2008, the US economy is experiencing a number of interrelated problems including liquidity issues in financial markets, increased concern about rising prices for energy and food, and rising unemployment.

Essentially all equity indices posted negative returns for the six months ended June 30, 2008. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a total return of -11.05% for the six months ended June 2008. Small-cap stocks (as measured by the Russell 2000® Index, which returned -9.37%) performed somewhat better than large-cap stocks (as measured by the Russell 1000® Index, with a return of -11.20%). Within the small-cap market, the Russell 2000® Growth Index posted a return of -8.93%, compared with -9.84 for the Russell 2000® Value Index.

The Portfolio returned -9.70% (Class A shares, unadjusted for contract charges). Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, the Portfolio's return is normally quite close to the return of the index.

Of the 10 industry sectors within the Russell 2000 Index, only energy, which was up more than 40%, produced a positive return for the six-month period. The financials sector, which has a weight of almost 20% in the index, was the greatest detractor by far from returns of the index and the Portfolio. The information technology and consumer discretionary sectors were also strongly negative.

Brent Reeder
Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Financials	18%	19%
Information Technology	18%	18%
Industrials	17%	15%
Health Care	13%	14%
Consumer Discretionary	12%	14%
Energy	9%	7%
Materials	5%	6%
Utilities	4%	3%
Consumer Staples	3%	3%
Telecommunication Services	1%	1%
	100%	100%
Ten Largest Equity Holdings (2.6% of Net Assets)
1. Comstock Resources, Inc. Producer and explorer for oil and natural gas reserves	0.3%
2. Penn Virginia Corp. Owner of coal reserves, development and production of crude oil and natural gas	0.3%
3. Energy Conversion Devices, Inc. Focuses on heavy construction and industrial equipment	0.3%
4. W-H Energy Services, Inc. Diversified oilfield service company that provides products and services used primarily for the drilling, completion and production of oil and natural gas wells	0.3%
5. GrafTech International Ltd. Manufactures and provides natural and synthetic graphite and carbon based products and services	0.3%
6. Alexion Pharmaceuticals, Inc. Developer of immunoregulatory compounds	0.3%
7. EXCO Resources, Inc. Explores for oil and natural gas	0.2%
8. ITC Holdings Corp. Owns an electric-transmission system in Michigan	0.2%
9. MICROS Systems, Inc. Designer and marketer of information solutions	0.2%
10. Compass Minerals International, Inc. Provider of highway deicing salt	0.2%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 9. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

	Shares	Value ($)

Common Stocks 97.0%
Consumer Discretionary 12.1%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	12,500	99,875
Amerigon, Inc.*	8,400	59,724
ArvinMeritor, Inc.	22,200	277,056
ATC Technology Corp.*	7,200	167,616
Cooper Tire & Rubber Co.	17,200	134,848
Dana Holding Corp.*	28,800	154,080
Drew Industries, Inc.* (a)	7,100	113,245
Exide Technologies*	24,600	412,296
Fuel Systems Solutions, Inc.*	4,100	157,850
Hayes Lemmerz International, Inc.*	32,500	92,300
Lear Corp.* (a)	20,200	286,436
Modine Manufacturing Co.	10,906	134,907
Quantum Fuel Systems Technologies Worldwide, Inc.*	25,200	77,616
Raser Technologies, Inc.* (a)	12,800	124,672
Sauer-Danfoss, Inc.	4,188	130,456
Spartan Motors, Inc. (a)	11,850	88,520
Stoneridge, Inc.*	5,500	93,830
Superior Industries International, Inc.	8,000	135,040
Tenneco, Inc.*	13,300	179,949
Visteon Corp.*	44,800	117,824
Wonder Auto Technolgy, Inc.*	3,100	21,793
		3,059,933
Automobiles 0.0%
Fleetwood Enterprises, Inc.* (a)	16,777	43,956
Winnebago Industries, Inc.	10,594	107,953
		151,909
Distributors 0.1%
Audiovox Corp. "A"*	5,400	53,028
Core-Mark Holding Co., Inc.*	2,300	60,260
DXP Enterprises, Inc.*	1,500	62,460
		175,748
Diversified Consumer Services 1.0%
American Public Education, Inc.*	3,800	148,352
Capella Education Co.*	4,800	286,320
Coinstar, Inc.*	9,328	305,119
Corinthian Colleges, Inc.*	26,600	308,826
Jackson Hewitt Tax Service, Inc.	9,000	109,980
K12, Inc.*	1,800	38,574
Learning Tree International, Inc.*	2,000	34,200
Matthews International Corp. "A"	10,400	470,704
Pre-Paid Legal Services, Inc.* (a)	2,878	116,904
Regis Corp.	12,800	337,280
Sotheby's (a)	20,683	545,411
Steiner Leisure Ltd.*	5,300	150,255
Stewart Enterprises, Inc. "A"	28,500	205,200
thinkorswim Group, Inc.*	17,700	124,785
Universal Technical Institute, Inc.* (a)	7,400	92,204
		3,274,114
Hotels Restaurants & Leisure 2.1%
AFC Enterprises, Inc.*	9,900	79,101
Ambassadors Group, Inc.	6,000	89,520
Ameristar Casinos, Inc. (a)	8,400	116,088
	Shares	Value ($)

Bally Technologies, Inc.*	16,900	571,220
BJ's Restaurants, Inc.*	6,000	58,380
Bluegreen Corp.*	7,100	42,955
Bob Evans Farms, Inc.	9,642	275,761
Buffalo Wild Wings, Inc.* (a)	5,100	126,633
California Pizza Kitchen, Inc.*	8,300	92,877
CBRL Group, Inc.	7,000	171,570
CEC Entertainment, Inc.*	6,850	191,869
Churchill Downs, Inc.	3,519	122,708
CKE Restaurants, Inc.	17,600	219,472
Denny's Corp.*	32,500	92,300
DineEquity, Inc.	5,000	186,800
Domino's Pizza, Inc.* (a)	14,500	166,750
Dover Downs Gaming & Entertainment, Inc.	5,660	36,337
Gaylord Entertainment Co.* (a)	12,300	294,708
Great Wolf Resorts, Inc.*	11,156	48,752
Isle of Capri Casinos, Inc.* (a)	7,211	34,541
Jack in the Box, Inc.*	17,550	393,295
Krispy Kreme Doughnuts, Inc.* (a)	20,100	100,299
Landry's Restaurants, Inc. (a)	4,700	84,459
LIFE TIME FITNESS, Inc.* (a)	10,500	310,275
Lodgian, Inc.*	4,874	38,163
Luby's, Inc.*	4,100	25,010
Marcus Corp.	4,850	72,508
Monarch Casino & Resort, Inc.*	5,100	60,180
Morgans Hotel Group Co.*	9,800	100,940
O'Charley's, Inc.	8,300	83,498
P.F. Chang's China Bistro, Inc.* (a)	7,072	157,988
Papa John's International, Inc.*	7,112	189,108
Peet's Coffee & Tea, Inc.* (a)	5,300	105,046
Pinnacle Entertainment, Inc.* (a)	17,900	187,771
Red Robin Gourmet Burgers, Inc.* (a)	4,600	127,604
Rick's Cabaret International, Inc.*	2,600	43,680
Riviera Holdings Corp.*	3,300	33,495
Ruby Tuesday, Inc.	15,421	83,273
Ruth's Chris Steak House, Inc.*	7,200	37,296
Shuffle Master, Inc.* (a)	12,125	59,898
Six Flags, Inc.* (a)	30,300	34,845
Sonic Corp.*	18,000	266,400
Speedway Motorsports, Inc.	4,554	92,811
Texas Roadhouse, Inc. "A"*	14,800	132,756
The Cheesecake Factory, Inc.*	19,900	316,609
The Steak n Shake Co.* (a)	11,475	72,637
Town Sports International Holdings, Inc.*	6,800	63,512
Triarc Companies, Inc. "B"	16,400	103,812
Vail Resorts, Inc.*	9,500	406,885
WMS Industries, Inc.*	13,350	397,429
		7,199,824
Household Durables 1.0%
American Greetings Corp. "A"	15,100	186,334
Avatar Holdings, Inc.* (a)	2,200	66,638
Beazer Homes USA, Inc. (a)	14,000	77,980
Blyth, Inc.	8,000	96,240
Brookfield Homes Corp. (a)	4,484	55,064
Cavco Industries, Inc.*	1,600	52,368
Champion Enterprises, Inc.* (a)	21,800	127,530
CSS Industries, Inc.	1,650	39,963
Ethan Allen Interiors, Inc.	7,400	182,040
	Shares	Value ($)

Furniture Brands International, Inc.	13,500	180,360
Helen of Troy Ltd.*	10,500	169,260
Hooker Furniture Corp.	4,000	69,280
Hovnanian Enterprises, Inc. "A"*	14,000	76,720
iRobot Corp.* (a)	6,600	90,684
La-Z-Boy, Inc. (a)	14,500	110,925
Libbey, Inc.	5,200	38,688
M/I Homes, Inc.	5,000	78,650
Meritage Homes Corp.*	10,300	156,251
National Presto Industries, Inc.	1,700	109,106
Palm Harbor Homes, Inc.*	3,050	16,866
Russ Berrie & Co., Inc.*	3,900	31,083
Ryland Group, Inc.	12,900	281,349
Sealy Corp. (a)	11,200	64,288
Skyline Corp.	2,900	68,150
Standard Pacific Corp.	25,700	86,866
Tempur-Pedic International, Inc. (a)	22,241	173,702
Tupperware Brands Corp.	18,990	649,838
Universal Electronics, Inc.*	5,141	107,447
		3,443,670
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	9,500	61,275
Blue Nile, Inc.* (a)	3,900	165,828
drugstore.com, Inc.*	19,900	37,810
FTD Group, Inc.	7,910	105,440
Gaiam, Inc. "A"*	6,600	89,166
Netflix, Inc.* (a)	12,271	319,905
NutriSystem, Inc.	9,000	127,260
Orbitz Worldwide, Inc.* (a)	10,100	50,601
Overstock.com, Inc.* (a)	5,200	134,940
PC Mall, Inc.*	4,300	58,308
PetMed Express, Inc.*	8,200	100,450
Shutterfly, Inc.* (a)	7,100	86,691
Stamps.com, Inc.*	6,200	77,376
		1,415,050
Leisure Equipment & Products 0.6%
Brunswick Corp.	26,300	278,780
Callaway Golf Co.	20,620	243,934
JAKKS Pacific, Inc.*	9,400	205,390
Leapfrog Enterprises, Inc.*	11,900	99,008
Marine Products Corp.	3,050	20,130
Nautilus, Inc.	9,575	48,641
Polaris Industries, Inc. (a)	10,300	415,914
Pool Corp.	15,900	282,384
RC2 Corp.*	6,419	119,137
Smith & Wesson Holding Corp.* (a)	13,700	71,377
Steinway Musical Instruments, Inc.*	2,800	73,920
		1,858,615
Media 1.4%
AH Belo Corp. "A"	9,040	51,528
Arbitron, Inc.	8,900	422,750
Belo Corp. "A"	24,700	180,557
Charter Communications, Inc. "A"* (a)	128,100	134,505
Cinemark Holdings, Inc.	7,800	101,868
Citadel Broadcasting Corp.*	53,100	64,782
CKX, Inc.*	15,000	131,250
Cox Radio, Inc. "A"*	9,300	109,740
Crown Media Holdings, Inc.* (a)	4,100	19,434
Cumulus Media, Inc. "A"* (a)	11,400	44,916
Dolan Media*	7,800	141,960
	Shares	Value ($)

Entercom Communications Corp. (a)	9,000	63,180
Entravision Communications Corp. "A"*	17,800	71,556
Fisher Communications, Inc.*	1,500	51,660
GateHouse Media, Inc. (a)	6,600	16,236
Global Sources Ltd.*	4,630	70,284
Global Traffic Network, Inc.*	2,300	20,562
Gray Television, Inc.	10,200	29,274
Harte-Hanks, Inc.	9,800	112,210
Idearc, Inc.	42,700	100,345
Interactive Data Corp.	11,700	294,021
Journal Communications, Inc. "A"	10,000	48,200
Knology, Inc.*	7,900	86,821
Lee Enterprises, Inc. (a)	17,800	71,022
Lin TV Corp. "A"*	7,600	45,296
Live Nation, Inc.* (a)	22,600	239,108
Martha Stewart Living Omnimedia, Inc. "A"* (a)	9,422	69,723
Marvel Entertainment, Inc.*	14,900	478,886
McClatchy Co. "A"	18,900	128,142
Media General, Inc. "A" (a)	6,400	76,480
Mediacom Communications Corp. "A"* (a)	15,300	81,702
National CineMedia, Inc.	14,800	157,768
Outdoor Channel Holdings, Inc.*	2,900	20,242
Playboy Enterprises, Inc. "B"*	9,760	48,214
PRIMEDIA, Inc.	11,400	53,124
R.H. Donnelley Corp.*	19,000	57,000
RCN Corp.*	13,300	143,374
Scholastic Corp.*	8,500	243,610
Sinclair Broadcast Group, Inc. "A"	18,918	143,777
Valassis Communications, Inc.*	14,200	177,784
Value Line, Inc.	200	6,650
Westwood One, Inc.*	19,800	24,552
World Wrestling Entertainment, Inc.	8,322	128,741
		4,762,834
Multiline Retail 0.2%
99 Cents Only Stores*	14,500	95,700
Dillard's, Inc. "A"	17,800	205,946
Fred's, Inc.	13,868	155,876
Retail Ventures, Inc.*	11,500	52,900
Tuesday Morning Corp.*	11,900	48,909
		559,331
Specialty Retail 2.8%
Aaron Rents, Inc.	13,650	304,804
Aeropostale, Inc.*	20,500	642,265
America's Car-Mart, Inc.*	4,200	75,264
Asbury Automotive Group, Inc.	9,200	118,220
bebe stores, inc.	11,100	106,671
Big 5 Sporting Goods Corp.	6,900	52,233
Blockbuster, Inc. "A"* (a)	61,600	154,000
Borders Group, Inc. (a)	20,900	125,400
Brown Shoe Co., Inc.	12,225	165,649
Build-A-Bear Workshop, Inc.*	6,100	44,347
Cabela's, Inc. "A"*	10,500	115,605
Cache, Inc.*	5,050	54,035
Casual Male Retail Group, Inc.*	13,600	41,480
Cato Corp. "A"	10,050	143,112
Charlotte Russe Holding, Inc.*	7,600	134,976
Charming Shoppes, Inc.* (a)	34,000	156,060
Chico's FAS, Inc.*	53,500	287,295
	Shares	Value ($)

Children's Place Retail Stores, Inc.*	7,100	256,310
Christopher & Banks Corp.	9,475	64,430
Circuit City Stores, Inc.	49,600	143,344
Citi Trends, Inc.*	4,800	108,768
Coldwater Creek, Inc.*	20,200	106,656
Collective Brands, Inc.*	19,200	223,296
Conn's, Inc.* (a)	3,400	54,638
CSK Auto Corp.*	14,160	148,397
Dress Barn, Inc.*	15,100	202,038
DSW, Inc. "A"*	5,900	69,502
Genesco, Inc.* (a)	6,900	213,003
Group 1 Automotive, Inc.	6,700	133,129
Gymboree Corp.*	8,600	344,602
Haverty Furniture Companies, Inc.	7,400	74,296
hhgregg, Inc.*	4,700	47,000
Hibbett Sports, Inc.*	9,705	204,775
Hot Topic, Inc.*	16,275	88,048
J. Crew Group, Inc.*	12,900	425,829
Jo-Ann Stores, Inc.*	8,002	184,286
Jos. A. Bank Clothiers, Inc.* (a)	5,921	158,387
Lumber Liquidators, Inc.*	3,900	50,700
MarineMax, Inc.* (a)	6,900	49,473
Midas, Inc.*	5,300	71,550
Monro Muffler Brake, Inc.	6,375	98,749
New York & Co., Inc.*	5,323	48,599
Pacific Sunwear of California, Inc.* (a)	21,100	179,983
Pier 1 Imports, Inc.* (a)	27,400	94,256
Rent-A-Center, Inc.* (a)	21,000	431,970
REX Stores Corp.*	1,400	16,170
Sally Beauty Holdings, Inc.*	29,400	189,924
Shoe Carnival, Inc.*	3,800	44,802
Sonic Automotive, Inc. "A"	8,000	103,120
Stage Stores, Inc.	11,465	133,797
Stein Mart, Inc.	9,996	45,082
Systemax, Inc. (a)	3,900	68,835
Talbots, Inc. (a)	8,600	99,674
The Buckle, Inc.	5,239	239,579
The Finish Line, Inc. "A"*	14,907	129,691
The Men's Wearhouse, Inc.	15,800	257,382
The Pep Boys — Manny, Moe & Jack	11,800	102,896
The Wet Seal, Inc. "A"*	31,600	150,732
Tractor Supply Co.*	11,200	325,248
Tween Brands, Inc.*	8,544	140,634
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	5,100	57,324
Zale Corp.* (a)	10,700	202,123
Zumiez, Inc.* (a)	5,600	92,848
		9,397,291
Textiles, Apparel & Luxury Goods 1.6%
American Apparel, Inc.*	9,000	59,850
Carter's, Inc.*	16,600	229,412
Cherokee, Inc. (a)	3,300	66,495
Columbia Sportswear Co.	4,800	176,400
Crocs, Inc.*	25,100	201,051
Deckers Outdoor Corp.*	4,000	556,800
FGX International Holdings Ltd.*	2,500	20,100
Fossil, Inc.*	14,900	433,143
Fuqi International, Inc.*	4,300	37,668
G-III Apparel Group Ltd.*	5,400	66,636
Iconix Brand Group, Inc.* (a)	18,800	227,104
K-Swiss, Inc. "A"	9,300	136,710
	Shares	Value ($)

Kenneth Cole Productions, Inc. "A"	4,544	57,709
Lululemon Athletica, Inc.* (a)	5,200	151,112
Maidenform Brands, Inc.*	8,408	113,508
Movado Group, Inc.	6,000	118,800
Oxford Industries, Inc.	4,500	86,175
Perry Ellis International, Inc.*	4,600	97,612
Quicksilver, Inc.*	38,400	377,088
Skechers USA, Inc. "A"*	9,689	191,454
Steven Madden Ltd.*	6,500	119,470
The Warnaco Group, Inc.*	13,900	612,573
Timberland Co. "A"*	14,200	232,170
True Religion Apparel, Inc.* (a)	4,900	130,585
Under Armour, Inc. "A"* (a)	9,800	251,272
Unifi, Inc.*	9,100	22,932
UniFirst Corp.	5,000	223,300
Volcom, Inc.*	6,200	148,366
Weyco Group, Inc.	1,500	39,795
Wolverine World Wide, Inc.	15,700	418,719
		5,604,009
Consumer Staples 3.0%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,200	130,176
Coca-Cola Bottling Co.	1,300	48,074
National Beverage Corp.	3,820	27,771
		206,021
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	200	25,348
Casey's General Stores, Inc.	16,886	391,249
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,040	251,933
Ingles Markets, Inc. "A"	4,700	109,651
Longs Drug Stores Corp.	9,483	399,329
Nash Finch Co. (a)	4,700	161,069
Pantry, Inc.*	7,900	84,214
PriceSmart, Inc.	3,900	77,142
Ruddick Corp.	14,000	480,340
Spartan Stores, Inc.	7,400	170,200
The Andersons, Inc. (a)	5,000	203,550
United Natural Foods, Inc.* (a)	14,265	277,882
Village Super Market, Inc. "A"	500	19,290
Weis Markets, Inc.	2,800	90,916
Winn-Dixie Stores, Inc.*	18,000	288,360
		3,030,473
Food Products 1.4%
AgFeed Industries, Inc.*	7,000	104,790
Alico, Inc.	900	31,194
B&G Foods, Inc. "A"	4,500	42,030
Cal-Maine Foods, Inc. (a)	3,700	122,063
Calavo Growers, Inc.	2,100	25,725
Chiquita Brands International, Inc.* (a)	12,400	188,108
Darling International, Inc.*	24,800	409,696
Diamond Foods, Inc.	5,800	133,632
Farmer Brothers Co.	1,200	25,380
Flowers Foods, Inc.	25,305	717,144
Fresh Del Monte Produce, Inc.* (a)	12,500	294,625
Green Mountain Coffee Roasters, Inc.* (a)	5,800	217,906
Hain Celestial Group, Inc.*	13,582	318,905
HQ Sustainable Maritime Industries, Inc.*	3,000	39,750
Imperial Sugar Co. (a)	4,300	66,779
	Shares	Value ($)

J & J Snack Foods Corp.	3,800	104,158
Lancaster Colony Corp.	7,500	227,100
Lance, Inc.	8,000	150,160
Omega Protein Corp.*	6,600	98,670
Pilgrim's Pride Corp.	13,500	175,365
Ralcorp Holdings, Inc.* (a)	8,160	403,431
Reddy Ice Holdings, Inc.	6,780	92,750
Sanderson Farms, Inc. (a)	6,850	236,462
Smart Balance, Inc.*	18,100	130,501
Synutra International, Inc.*	2,900	93,728
Tootsie Roll Industries, Inc. (a)	8,726	219,284
TreeHouse Foods, Inc.*	10,000	242,600
Zhongpin, Inc.*	6,900	86,250
		4,998,186
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	76,670
Spectrum Brands, Inc.* (a)	13,800	35,190
WD-40 Co.	5,300	155,025
		266,885
Personal Products 0.3%
American Oriental Bioengineering, Inc.*	18,500	182,595
Chattem, Inc.* (a)	5,700	370,785
Elizabeth Arden, Inc.*	8,600	130,548
Inter Parfums, Inc.	5,250	78,750
Mannatech, Inc. (a)	6,100	33,184
Nu Skin Enterprises, Inc. "A"	14,244	212,520
Prestige Brands Holdings, Inc.*	11,860	126,428
USANA Health Sciences, Inc.* (a)	2,900	77,923
		1,212,733
Tobacco 0.2%
Alliance One International, Inc.*	32,800	167,608
Universal Corp. (a)	8,068	364,835
Vector Group Ltd. (a)	9,868	159,171
		691,614
Energy 9.1%
Energy Equipment & Services 2.9%
Allis-Chalmers Energy, Inc.* (a)	8,200	145,960
Basic Energy Services, Inc.*	12,400	390,600
Bolt Technology Corp.*	3,400	76,738
Bristow Group, Inc.* (a)	5,800	287,042
Bronco Drilling Co., Inc.*	9,467	174,003
Cal Dive International, Inc.*	12,663	180,947
CARBO Ceramics, Inc.	6,700	390,945
Complete Production Services, Inc.*	14,600	531,732
Dawson Geophysical Co.*	2,500	148,650
Dril-Quip, Inc.*	9,400	592,200
ENGlobal Corp.* (a)	9,400	133,856
Geokinetics, Inc.*	2,700	48,897
Grey Wolf, Inc.* (a)	54,400	491,232
Gulf Island Fabrication, Inc.	4,100	200,613
GulfMark Offshore, Inc.*	7,100	413,078
Hornbeck Offshore Services, Inc.*	6,900	389,919
ION Geophysical Corp.* (a)	25,700	448,465
Lufkin Industries, Inc.	4,900	408,072
Matrix Service Co.*	8,700	200,622
Mitcham Industries, Inc.*	3,900	66,612
NATCO Group, Inc. "A"*	6,000	327,180
Natural Gas Services Group*	4,400	134,112
Newpark Resources, Inc.*	30,025	235,997
	Shares	Value ($)

OYO Geospace Corp.*	1,400	82,516
Parker Drilling Co.* (a)	33,900	339,339
PHI, Inc. (Non-Voting)*	3,600	144,612
Pioneer Drilling Co.*	14,900	280,269
RPC, Inc.	9,750	163,800
SulphCo, Inc.* (a)	11,000	24,970
Superior Well Services, Inc.*	5,648	179,098
T-3 Energy Services, Inc.*	4,200	333,774
Trico Marine Services, Inc.* (a)	4,600	167,532
Union Drilling, Inc.*	5,000	108,400
W-H Energy Services, Inc.*	9,500	909,530
Willbros Group, Inc.* (a)	11,900	521,339
		9,672,651
Oil, Gas & Consumable Fuels 6.2%
Abraxas Petroleum Corp.*	15,500	83,855
Alon USA Energy, Inc. (a)	4,777	57,133
American Oil & Gas, Inc.*	14,300	56,056
APCO Argentina, Inc.	2,100	60,795
Approach Resources, Inc.*	3,500	93,765
Arena Resources, Inc.*	10,700	565,174
Arlington Tankers Ltd.	3,000	69,660
Atlas America, Inc.	11,397	513,435
ATP Oil & Gas Corp.*	8,442	333,206
Aventine Renewable Energy Holdings, Inc.* (a)	11,500	50,600
Berry Petroleum Co. "A"	13,100	771,328
Bill Barrett Corp.* (a)	11,160	663,016
BMB Munai, Inc.*	14,600	86,724
Bois d'Arc Energy, Inc.*	5,105	124,103
BPZ Resources, Inc.* (a)	19,300	567,420
Brigham Exploration Co.* (a)	15,600	246,948
Callon Petroleum Co.*	7,400	202,464
Cano Petroleum, Inc.*	13,300	105,602
Carrizo Oil & Gas, Inc.*	8,484	577,676
Cheniere Energy, Inc.*	17,000	74,290
Clayton Williams Energy, Inc.*	1,900	208,905
Clean Energy Fuels Corp.* (a)	8,300	95,367
Comstock Resources, Inc.*	14,124	1,192,489
Concho Resources, Inc.*	15,100	563,230
Contango Oil & Gas Co.*	4,400	408,848
Crosstex Energy, Inc. (a)	13,400	464,444
CVR Energy, Inc.*	6,453	124,220
Delek US Holdings, Inc.	2,600	23,946
Delta Petroleum Corp.* (a)	20,200	515,504
Double Eagle Petroleum Co.*	3,600	65,628
Double Hull Tankers, Inc.	14,400	144,432
Endeavour International Corp.*	42,500	92,225
Energy Partners Ltd.*	9,909	147,842
Energy XXI (Bermuda) Ltd.*	21,300	147,396
Evergreen Energy, Inc.* (a)	32,100	55,854
EXCO Resources, Inc.* (a)	22,900	845,239
FX Energy, Inc.* (a)	14,700	77,469
Gasco Energy, Inc.*	32,800	136,120
General Maritime Corp.	7,600	197,448
GeoGlobal Resources, Inc.* (a)	9,700	20,661
Geomet, Inc.*	3,700	35,076
GeoResources, Inc.*	2,400	44,208
GMX Resources, Inc.*	4,400	326,040
Golar LNG Ltd.	11,000	170,390
Goodrich Petroleum Corp.*	6,200	514,104
Gran Tierra Energy, Inc.*	31,800	253,446
Gulfport Energy Corp.*	9,200	151,524
Harvest Natural Resources, Inc.*	12,100	133,826
	Shares	Value ($)

Houston American Energy Corp.*	5,900	66,198
International Coal Group, Inc.* (a)	39,100	510,255
James River Coal Co.*	7,800	457,782
Knightsbridge Tankers Ltd.	6,100	196,481
McMoRan Exploration Co.* (a)	15,400	423,808
Meridian Resource Corp.*	29,300	86,435
National Coal Corp.*	9,100	80,717
Nordic American Tanker Shipping Ltd. (a)	10,200	395,964
Northern Oil and Gas, Inc.*	7,300	96,944
Oilsands Quest, Inc.* (a)	49,700	323,050
Pacific Ethanol, Inc.* (a)	18,310	33,141
Panhandle Oil & Gas, Inc.	1,800	60,948
Parallel Petroleum Corp.*	13,200	265,716
Penn Virginia Corp.	12,800	965,376
Petroleum Development Corp.*	4,978	330,987
PetroQuest Energy, Inc.*	13,600	365,840
Quest Resource Corp.*	7,600	86,716
RAM Energy Resources, Inc.*	14,800	93,240
Rentech, Inc.*	54,400	103,360
Rex Energy Corp.*	5,900	155,760
Rosetta Resources, Inc.*	16,252	463,182
Ship Finance International Ltd. (a)	12,500	369,125
Stone Energy Corp.*	8,579	565,442
Swift Energy Co.*	9,220	609,073
Teekay Tankers Ltd. "A" (a)	5,000	116,050
Toreador Resources Corp.* (a)	6,100	52,033
Tri-Valley Corp.*	8,800	65,384
TXCO Resources, Inc.*	12,300	144,648
Uranium Resources, Inc.* (a)	16,600	61,254
USEC, Inc.* (a)	33,333	202,665
VAALCO Energy, Inc.*	20,500	173,635
Venoco, Inc.*	5,800	134,618
VeraSun Energy Corp.* (a)	29,849	123,276
Warren Resources, Inc.* (a)	18,800	275,984
Western Refining, Inc.	8,500	100,640
Westmoreland Coal Co.*	2,300	48,553
World Fuel Services Corp.	8,100	177,714
		21,241,125
Financials 17.5%
Capital Markets 1.4%
Ares Capital Corp.	28,500	287,280
BGC Partners, Inc. "A"*	4,500	33,975
BlackRock Kelso Capital Corp. (a)	3,000	28,380
Calamos Asset Management, Inc. "A"	6,900	117,507
Capital Southwest Corp.	800	83,384
Cohen & Steers, Inc. (a)	5,900	153,223
Diamond Hill Investment Group*	500	41,750
Evercore Partners, Inc. "A" (a)	4,300	40,850
FBR Capital Markets Corp.* (a)	9,200	46,276
FCStone Group, Inc.*	6,850	191,321
GAMCO Investors, Inc. "A"	2,700	133,974
GFI Group, Inc.	19,760	178,038
Gladstone Capital Corp. (a)	5,900	89,916
Gladstone Investment Corp.	4,400	28,292
Greenhill & Co., Inc. (a)	5,600	301,616
Harris & Harris Group, Inc.*	9,500	57,000
Hercules Technology Growth Capital, Inc.	12,400	110,732
International Assets Holding Corp.*	900	27,054
KBW, Inc.* (a)	9,500	195,510
Knight Capital Group, Inc. "A"*	28,700	516,026
	Shares	Value ($)

Kohlberg Capital Corp.	6,800	68,000
LaBranche & Co., Inc.* (a)	17,800	126,024
Ladenburg Thalmann Financial Services, Inc.*	23,900	36,089
MCG Capital Corp.	26,800	106,664
MVC Capital, Inc.	8,300	113,627
NGP Capital Resources Co. (a)	8,200	126,362
optionsXpress Holdings, Inc.	13,910	310,749
Patriot Capital Funding, Inc.	8,400	52,500
PennantPark Investment Corp.	4,400	31,724
Penson Worldwide, Inc.*	6,200	74,090
Piper Jaffray Companies, Inc.*	5,394	158,206
Prospect Capital Corp. (a)	9,600	126,528
Pzena Investment Management, Inc. "A" (a)	2,800	35,728
Riskmetrics Group, Inc.*	6,200	121,768
Sanders Morris Harris Group, Inc.	3,600	24,408
Stifel Financial Corp.* (a)	7,350	252,766
SWS Group, Inc.	8,166	135,637
Thomas Weisel Partners Group, Inc.*	4,900	26,803
TradeStation Group, Inc.*	11,500	116,725
US Global Investors, Inc. "A"	4,700	78,725
Westwood Holdings Group, Inc.	1,200	47,760
		4,832,987
Commercial Banks 4.9%
1st Source Corp.	3,249	52,309
AMCORE Financial, Inc.	8,220	46,525
Ameris Bancorp.	2,760	24,012
Ames National Corp.	400	6,692
Arrow Financial Corp.	1,600	29,008
BancFirst Corp.	1,700	72,760
Banco Latinoamericano de Exportaciones SA "E"	9,600	155,424
BancTrust Financial Group, Inc.	3,000	19,770
Bank of the Ozarks, Inc.	5,300	78,758
Banner Corp.	6,400	56,704
Boston Private Financial Holdings, Inc.	14,356	81,398
Bryn Mawr Bank Corp.	500	8,750
Camden National Corp.	1,500	34,920
Capital City Bank Group, Inc. (a)	2,743	59,688
Capitol Bancorp., Ltd. (a)	5,600	50,232
Cardinal Financial Corp.	5,000	31,300
Cascade Bancorp. (a)	8,225	63,332
Cathay General Bancorp. (a)	16,736	181,920
Centerstate Banks of Florida, Inc.	1,000	11,030
Central Pacific Financial Corp. (a)	10,212	108,860
Chemical Financial Corp. (a)	8,544	174,298
Citizens & Northern Corp.	700	11,592
Citizens Republic Bancorp., Inc. (a)	28,120	79,298
City Bank (a)	6,161	52,985
City Holding Co.	5,800	236,466
CoBiz Financial, Inc.	4,000	26,320
Colonial BancGroup, Inc.	60,200	266,084
Columbia Banking System, Inc.	6,718	129,859
Community Bank System, Inc.	10,600	218,572
Community Trust Bancorp., Inc.	3,529	92,672
CVB Financial Corp. (a)	23,184	218,857
East West Bancorp., Inc.	22,600	159,556
Enterprise Financial Services Corp. (a)	2,541	47,898
Farmers Capital Bank Corp.	800	14,096
	Shares	Value ($)

Financial Institutions, Inc.	2,000	32,120
First BanCorp. — North Carolina	2,750	34,760
First BanCorp. — Puerto Rico (a)	25,100	159,134
First Bancorp., Inc.	900	12,285
First Busey Corp. (a)	7,700	101,794
First Commonwealth Financial Corp. (a)	25,782	240,546
First Community Bancshares, Inc.	2,649	74,702
First Financial Bancorp.	9,642	88,706
First Financial Bankshares, Inc.	7,286	333,772
First Financial Corp. — Indiana	3,110	95,197
First Merchants Corp.	6,928	125,743
First Midwest Bancorp., Inc. (a)	16,900	315,185
First South Bancorp., Inc. (a)	2,000	25,760
FirstMerit Corp.	27,300	445,263
FNB Corp. — Pennsylvania (a)	29,559	348,205
Frontier Financial Corp. (a)	17,130	145,948
Glacier Bancorp., Inc. (a)	18,637	298,006
Greene Bancshares, Inc.	5,244	73,521
Guaranty Bancorp.*	14,800	53,280
Hancock Holding Co.	8,800	345,752
Hanmi Financial Corp.	14,642	76,285
Harleysville National Corp.	7,930	88,499
Heartland Financial USA, Inc.	2,850	51,841
Heritage Commerce Corp.	5,300	52,470
Home Bancshares, Inc. (a)	3,200	71,936
IBERIABANK Corp.	4,675	207,897
Independent Bank Corp. — Massachusetts	6,200	147,808
Integra Bank Corp.	5,022	39,322
International Bancshares Corp.	17,310	369,915
Investors Bancorp., Inc.*	17,000	222,027
Lakeland Bancorp., Inc. (a)	4,785	58,281
Lakeland Financial Corp.	2,500	47,700
MainSource Financial Group, Inc.	7,158	110,949
MB Financial, Inc. (a)	11,972	269,011
Midwest Banc Holdings, Inc. (a)	5,200	25,324
Nara Bancorp., Inc.	8,300	89,059
National Penn Bancshares, Inc.	26,974	358,215
NBT Bancorp., Inc.	11,297	232,831
Northfield Bancorp., Inc.* (a)	4,163	44,752
Old National Bancorp. (a)	22,702	323,730
Old Second Bancorp., Inc.	5,798	67,373
Oriental Financial Group, Inc.	8,742	124,661
Pacific Capital Bancorp. (a)	16,344	225,220
Pacific Continental Corp.	1,400	15,386
PacWest Bancorp.	8,484	126,242
Park National Corp. (a)	3,450	185,955
Peapack-Gladstone Financial Corp.	1,000	21,970
Pennsylvania Commerce Bancorp., Inc.*	800	19,240
Peoples Bancorp., Inc.	3,595	68,233
Pinnacle Financial Partners, Inc.* (a)	6,300	126,567
PremierWest Bancorp.	3,400	19,856
PrivateBancorp., Inc. (a)	6,700	203,546
Prosperity Bancshares, Inc.	13,400	358,182
Provident Bankshares Corp. (a)	12,597	80,369
Renasant Corp.	5,200	76,596
Republic Bancorp., Inc. "A"	2,136	52,546
S&T Bancorp., Inc.	8,460	245,848
S.Y.Bancorp., Inc. (a)	3,060	65,362
Sandy Spring Bancorp., Inc.	6,800	112,744
Santander BanCorp.	884	9,379
	Shares	Value ($)

SCBT Financial Corp.	2,393	68,344
Seacoast Banking Corp. of Florida (a)	6,260	48,578
Shore Bancshares, Inc.	1,300	24,336
Sierra Bancorp. (a)	1,100	18,150
Signature Bank*	10,300	265,328
Simmons First National Corp. "A"	3,500	97,895
Smithtown Bancorp., Inc.	1,600	26,000
South Financial Group, Inc. (a)	26,500	103,880
Southside Bancshares, Inc.	4,983	91,886
Southwest Bancorp., Inc.	3,800	43,700
State Bancorp., Inc.	1,800	22,500
StellarOne Corp.	5,100	74,460
Sterling Bancorp.	7,418	88,645
Sterling Bancshares, Inc.	25,537	232,131
Sterling Financial Corp. — Washington	19,711	81,604
Suffolk Bancorp.	2,300	67,574
Sun Bancorp., Inc.*	3,627	36,814
Susquehanna Bancshares, Inc. (a)	29,090	398,242
SVB Financial Group* (a)	10,100	485,911
Texas Capital Bancshares, Inc.*	8,400	134,400
Tompkins Financial Corp.	1,710	63,612
TowneBank	5,300	79,818
TriCo Bancshares	3,100	33,945
Trustmark Corp. (a)	17,000	300,050
UCBH Holdings, Inc. (a)	40,400	90,900
UMB Financial Corp.	10,384	532,388
Umpqua Holdings Corp. (a)	20,993	254,645
Union Bankshares Corp.	2,600	38,714
United Bankshares, Inc.	13,200	302,940
United Community Banks, Inc. (a)	14,100	120,273
United Securities Bancshares (a)	1,200	17,448
Univest Corp. of Pennsylvania (a)	3,250	64,545
W Holding Co., Inc. (a)	26,300	22,618
Washington Trust Bancorp., Inc.	2,500	49,250
WesBanco, Inc.	7,200	123,480
West Bancorp., Inc.	2,800	24,360
West Coast Bancorp.	6,600	57,222
Westamerica Bancorp. (a)	9,700	510,123
Western Alliance Bancorp.* (a)	3,839	29,791
Wilshire Bancorp., Inc.	5,700	48,849
Wintrust Financial Corp. (a)	8,550	203,917
Yadkin Valley Financial Corp.	1,600	19,120
		16,743,137
Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	16,950	86,106
Advanta Corp. "B"	13,950	87,745
Cash America International, Inc.	8,500	263,500
CompuCredit Corp.* (a)	5,893	35,358
Credit Acceptance Corp.* (a)	2,037	52,066
Dollar Financial Corp.*	8,400	126,924
EZCORP, Inc. "A"*	13,200	168,300
First Cash Financial Services, Inc.*	7,200	107,928
Nelnet, Inc. "A"	4,200	47,166
The First Marblehead Corp.	19,100	49,087
World Acceptance Corp.*	5,700	191,919
		1,216,099
Diversified Financial Services 0.5%
Ampal-American Israel Corp. "A"* (a)	3,700	16,687
American Capital Agency Corp.	3,800	63,232
	Shares	Value ($)

Asset Acceptance Capital Corp.	4,934	60,294
Compass Diversified Holdings	9,200	105,156
Encore Capital Group, Inc.*	3,400	30,022
Financial Federal Corp. (a)	7,850	172,386
Interactive Brokers Group, Inc. "A"* (a)	12,300	395,199
MarketAxess Holdings, Inc.*	11,200	84,672
Medallion Financial Corp.	2,900	27,318
NewStar Financial, Inc.*	5,300	31,323
PHH Corp.*	16,000	245,600
PICO Holdings, Inc.*	5,500	238,975
Portfolio Recovery Associates, Inc.* (a)	5,000	187,500
Primus Guaranty Ltd.* (a)	11,200	32,592
Resource America, Inc.	4,300	40,076
		1,731,032
Insurance 3.4%
Ambac Financial Group, Inc.	85,500	114,570
AmCOMP, Inc.*	2,000	19,440
American Equity Investment Life Holding Co.	20,172	164,402
American Physicians Capital, Inc.	3,300	159,852
American Safety Insurance Holdings Ltd.*	4,600	66,148
Amerisafe, Inc.*	7,000	111,580
AmTrust Financial Services, Inc.	6,700	84,420
Argo Group International Holdings Ltd.*	9,015	302,543
Aspen Insurance Holdings Ltd.	26,900	636,723
Assured Guaranty Ltd. (a)	17,600	316,624
Baldwin & Lyons, Inc.	1,825	31,901
CastlePoint Holdings Ltd.	8,600	78,174
Citizens, Inc.*	8,700	53,331
CNA Surety Corp.*	3,750	47,400
Crawford & Co. "B"*	5,600	44,744
Darwin Professional Underwriters, Inc.*	1,800	55,440
Delphi Financial Group, Inc. "A"	13,731	317,735
Donegal Group, Inc. "A"	2,466	39,136
eHealth, Inc.* (a)	8,600	151,876
EMC Insurance Group, Inc.	900	21,672
Employers Holdings, Inc.	16,900	349,830
Enstar Group Ltd.*	1,800	157,500
FBL Financial Group, Inc. "A"	3,216	63,934
First Acceptance Corp.*	3,005	9,616
First Mercury Financial Corp.*	5,500	97,020
Flagstone Reinsurance Holdings Ltd.	7,000	82,530
FPIC Insurance Group, Inc.*	3,100	140,492
Greenlight Capital Re Ltd. "A"*	10,200	233,172
Harleysville Group, Inc.	4,500	152,235
Hilb Rogal & Hobbs Co.	11,800	512,828
Hilltop Holdings, Inc.*	11,926	122,957
Horace Mann Educators Corp.	14,468	202,841
Independence Holding Co.	440	4,299
Infinity Property & Casualty Corp.	5,700	236,664
IPC Holdings Ltd.	16,700	443,385
Kansas City Life Insurance Co.	900	37,575
LandAmerica Financial Group, Inc.	5,600	124,264
Life Partners Holdings, Inc.	2,300	45,954
Maiden Holdings Ltd.	13,100	83,840
Max Capital Group Ltd.	18,000	383,940
Meadowbrook Insurance Group, Inc.	10,000	53,000
	Shares	Value ($)

Montpelier Re Holdings Ltd. (a)	27,900	411,525
National Financial Partners Corp. (a)	11,800	233,876
National Interstate Corp.	2,269	41,704
National Western Life Insurance Co. "A"	600	131,100
Navigators Group, Inc.*	4,600	248,630
NYMAGIC, Inc.	900	17,244
Odyssey Re Holdings Corp.	8,702	308,921
Phoenix Companies, Inc.	37,400	284,614
Platinum Underwriters Holdings Ltd.	14,700	479,367
PMA Capital Corp. "A"*	11,800	108,678
Presidential Life Corp.	6,200	95,604
ProAssurance Corp.* (a)	9,627	463,155
ProCentury Corp.	3,000	47,520
Quanta Capital Holdings Ltd.	27,100	71,544
RLI Corp.	6,600	326,502
Safety Insurance Group, Inc.	5,400	192,510
SCPIE Holdings, Inc.*	2,000	55,980
Seabright Insurance Holdings*	7,612	110,222
Selective Insurance Group, Inc.	17,700	332,052
State Auto Financial Corp.	3,200	76,576
Stewart Information Services Corp.	5,200	100,568
Tower Group, Inc.	7,200	152,568
United America Indemnity Ltd. "A"*	7,600	101,612
United Fire & Casualty Co.	6,300	169,659
Validus Holdings Ltd.	19,200	408,000
Zenith National Insurance Corp.	11,450	402,582
		11,727,900
Real Estate Investment Trusts 5.6%
Acadia Realty Trust (REIT)	9,727	225,180
Agree Realty Corp. (REIT)	2,900	63,945
Alexander's, Inc. (REIT)*	700	217,420
American Campus Communities, Inc. (REIT)	13,528	376,620
Anthracite Capital, Inc. (REIT) (a)	17,800	125,312
Anworth Mortgage Asset Corp. (REIT)	24,300	158,193
Arbor Realty Trust, Inc. (REIT) (a)	5,700	51,129
Ashford Hospitality Trust (REIT)	34,732	160,462
Associated Estates Realty Corp. (REIT)	6,000	64,260
BioMed Realty Trust, Inc. (REIT)	21,500	527,395
Capital Trust, Inc. "A" (REIT) (a)	4,400	84,524
CapLease, Inc. (REIT)	14,300	107,107
Capstead Mortgage Corp. (REIT)	15,700	170,345
Care Investment Trust, Inc. (REIT)	2,100	19,803
Cedar Shopping Centers, Inc. (REIT)	14,100	165,252
Chimera Investment Corp. (REIT)	11,189	100,813
Cogdell Spencer, Inc. (REIT)	2,000	32,500
Colonial Properties Trust (REIT)	13,600	272,272
Corporate Office Properties Trust (REIT)	11,400	391,362
Cousins Properties, Inc. (REIT) (a)	15,800	364,980
DCT Industrial Trust, Inc. (REIT)	57,700	477,756
DiamondRock Hospitality Co. (REIT)	27,900	303,831
DuPont Fabros Technology, Inc. (REIT)	4,913	91,578
EastGroup Properties, Inc. (REIT)	8,700	373,230
Education Realty Trust, Inc. (REIT)	10,890	126,868
Entertainment Properties Trust (REIT)	9,205	455,095
	Shares	Value ($)

Equity Lifestyle Properties, Inc. (REIT)	7,100	312,400
Equity One, Inc. (REIT) (a)	11,850	243,517
Extra Space Storage, Inc. (REIT)	26,700	410,112
FelCor Lodging Trust, Inc. (REIT)	20,331	213,475
First Industrial Realty Trust, Inc. (REIT) (a)	14,300	392,821
First Potomac Realty Trust (REIT)	9,200	140,208
Franklin Street Properties Corp. (REIT) (a)	16,519	208,800
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	42,400	63,600
Getty Realty Corp. (REIT)	4,500	64,845
Glimcher Realty Trust (REIT)	12,600	140,868
Gramercy Capital Corp. (REIT)	11,990	138,964
Hatteras Financial Corp. (REIT)	3,000	68,970
Healthcare Realty Trust, Inc. (REIT) (a)	14,800	351,796
Hersha Hospitality Trust (REIT)	16,000	120,800
Highwoods Properties, Inc. (REIT)	19,100	600,122
Home Properties, Inc. (REIT)	9,300	446,958
Inland Real Estate Corp. (REIT)	19,400	279,748
Investors Real Estate Trust (REIT)	15,100	144,054
Jer Investors Trust, Inc. (REIT) (a)	9,100	57,330
Kite Realty Group Trust (REIT)	5,800	72,500
LaSalle Hotel Properties (REIT)	11,800	296,534
Lexington Realty Trust (REIT) (a)	17,680	240,978
LTC Properties, Inc. (REIT)	8,200	209,592
Maguire Properties, Inc. (REIT) (a)	11,000	133,870
Medical Properties Trust, Inc. (REIT)	21,346	216,022
MFA Mortgage Investments, Inc. (REIT)	44,200	288,184
Mid-America Apartment Communities, Inc. (REIT)	8,900	454,256
Mission West Properties, Inc. (REIT)	4,400	48,224
Monmouth Real Estate Investment Corp. "A" (REIT)	2,200	14,080
National Health Investors, Inc. (REIT)	6,400	182,464
National Retail Properties, Inc. (REIT)	21,700	453,530
Newcastle Investment Corp. (REIT) (a)	14,600	102,346
NorthStar Realty Finance Corp. (REIT) (a)	20,334	169,179
OMEGA Healthcare Investors, Inc. (REIT)	23,352	388,811
One Liberty Properties, Inc. (REIT)	1,100	17,941
Parkway Properties, Inc. (REIT) (a)	5,600	188,888
Pennsylvania Real Estate Investment Trust (REIT)	10,012	231,678
Post Properties, Inc. (REIT)	13,200	392,700
Potlatch Corp. (REIT)	11,726	529,077
PS Business Parks, Inc. (REIT)	4,900	252,840
RAIT Financial Trust (REIT) (a)	21,400	158,788
Ramco-Gershenson Properties Trust (REIT)	6,400	131,456
Realty Income Corp. (REIT) (a)	33,285	757,567
Redwood Trust, Inc. (REIT) (a)	9,800	223,342
Resource Capital Corp. (REIT) (a)	5,000	36,050
Saul Centers, Inc. (REIT)	2,700	126,873
Senior Housing Properties Trust (REIT)	28,600	558,558
Sovran Self Storage, Inc. (REIT)	6,100	253,516
	Shares	Value ($)

Strategic Hotels & Resorts, Inc. (REIT)	20,900	195,833
Sun Communities, Inc. (REIT)	6,600	120,318
Sunstone Hotel Investors, Inc. (REIT)	17,500	290,500
Tanger Factory Outlet Centers, Inc. (REIT)	10,700	384,451
U-Store-It Trust (REIT)	16,900	201,955
Universal Health Realty Income Trust (REIT)	3,900	117,000
Urstadt Biddle Properties "A" (REIT)	8,100	118,746
Washington Real Estate Investment Trust (REIT) (a)	16,755	503,488
Winthrop Realty Trust (REIT)	11,400	41,040
		19,009,795
Real Estate Management & Development 0.2%
Consolidated-Tomoka Land Co.	1,600	67,296
Forestar Real Estate Group, Inc.*	10,500	200,025
FX Real Estate & Entertainment, Inc.*	2,220	4,218
Grubb & Ellis Co.	10,400	40,040
Maui Land & Pineapple Co., Inc.*	1,200	35,340
Meruelo Maddux Properties, Inc.*	13,200	28,776
Stratus Properties, Inc.*	900	15,651
Tejon Ranch Co.*	3,900	140,634
Thomas Properties Group, Inc.	9,000	88,560
		620,540
Thrifts & Mortgage Finance 1.2%
Abington Bancorp., Inc.	5,300	48,336
Anchor BanCorp. Wisconsin, Inc.	6,700	46,967
Bank Mutual Corp.	18,041	181,132
BankFinancial Corp.	5,200	67,652
Beneficial Mutual Bancorp., Inc.*	10,800	119,556
Berkshire Hills Bancorp., Inc.	2,200	52,030
Brookline Bancorp., Inc.	20,835	198,974
Clifton Savings Bancorp., Inc.	1,600	15,584
Corus Bankshares, Inc. (a)	15,000	62,400
Danvers Bancorp., Inc.*	4,200	46,200
Dime Community Bancshares	8,969	148,078
Downey Financial Corp. (a)	9,900	27,423
ESSA Bancorp., Inc.	3,700	46,324
Federal Agricultural Mortgage Corp. "C"	3,700	91,686
First Financial Holdings, Inc.	2,600	44,668
First Financial Northwest, Inc.	5,300	52,629
First Niagara Financial Group, Inc.	36,779	472,978
First Place Financial Corp.	7,500	70,500
FirstFed Financial Corp.* (a)	5,700	45,828
Flagstar Bancorp., Inc. (a)	12,550	37,775
Flushing Financial Corp.	7,900	149,705
Guaranty Financial Group, Inc.*	13,500	72,495
IndyMac Bancorp., Inc.	39,600	24,552
Kearny Financial Corp.	4,497	49,467
MASSBANK Corp.	500	19,790
NASB Financial, Inc. (a)	400	7,112
NewAlliance Bancshares, Inc.	35,900	448,032
Northwest Bancorp., Inc. (a)	6,000	130,920
OceanFirst Financial Corp.	1,600	28,880
Ocwen Financial Corp.* (a)	12,700	59,055
Oritani Financial Corp.*	2,700	43,200
Provident Financial Services, Inc.	19,864	278,295
Provident New York Bancorp.	14,678	162,339
Radian Group, Inc.	19,200	27,840
	Shares	Value ($)

Rockville Financial, Inc.	1,500	18,840
Roma Financial Corp.	2,900	37,990
The PMI Group, Inc.	21,400	41,730
TrustCo Bank Corp. (a)	27,483	203,924
United Community Financial Corp.	8,242	30,908
United Financial Bancorp., Inc.	3,700	41,329
ViewPoint Financial Group	3,400	50,048
Wauwatosa Holdings, Inc.* (a)	3,020	32,072
Westfield Financial, Inc.	7,400	66,970
WSFS Financial Corp.	1,600	71,360
		3,973,573
Health Care 13.0%
Biotechnology 3.7%
Acadia Pharmaceuticals, Inc.* (a)	10,191	37,605
Acorda Therapeutics, Inc.*	10,600	347,998
Affymax, Inc.*	2,600	41,366
Alexion Pharmaceuticals, Inc.* (a)	11,848	858,980
Alkermes, Inc.*	31,600	390,576
Allos Therapeutics, Inc.*	14,900	102,959
Alnylam Pharmaceuticals, Inc.* (a)	11,700	312,741
Amicus Therapeutics, Inc.* (a)	2,600	27,768
Applera Corp. — Celera Group*	23,700	269,232
Arena Pharmaceuticals, Inc.* (a)	25,900	134,421
ARIAD Pharmaceuticals, Inc.*	26,400	63,360
ArQule, Inc.*	16,000	52,000
Array BioPharma, Inc.*	13,800	64,860
AVANT Immunotherapeutics, Inc.*	5,500	80,080
Cell Genesys, Inc.* (a)	30,200	78,520
Cepheid, Inc.*	18,400	517,408
Cougar Biotechnology, Inc.*	4,300	102,469
Cubist Pharmaceuticals, Inc.*	17,357	309,996
CV Therapeutics, Inc.*	20,422	168,073
Cytokinetics, Inc.*	7,400	27,454
Cytori Therapeutics, Inc.*	8,000	51,840
Dendreon Corp.* (a)	31,800	141,510
Dyax Corp.*	14,300	44,330
Emergent Biosolutions, Inc.*	3,000	29,790
Enzon Pharmaceuticals, Inc.* (a)	16,400	116,768
Genomic Health, Inc.*	5,141	98,450
Geron Corp.* (a)	27,800	95,910
GTx, Inc.* (a)	6,746	96,805
Halozyme Therapeutics, Inc.* (a)	16,500	88,770
Human Genome Sciences, Inc.* (a)	45,000	234,450
Idenix Pharmaceuticals, Inc.*	7,604	55,281
Idera Pharmaceuticals, Inc.*	5,600	81,816
ImmunoGen, Inc.*	10,300	31,518
Immunomedics, Inc.*	20,900	44,517
Incyte Corp.*	22,800	173,508
Indevus Pharmaceuticals, Inc.*	32,100	50,397
InterMune, Inc.* (a)	10,900	143,008
Isis Pharmaceuticals, Inc.* (a)	27,068	368,937
Lexicon Pharmaceuticals, Inc.*	18,600	29,760
Ligand Pharmaceuticals, Inc. "B"*	22,800	59,280
MannKind Corp.* (a)	19,900	59,700
Martek Biosciences Corp.* (a)	9,800	330,358
Maxygen, Inc.*	6,100	20,679
Medarex, Inc.* (a)	39,700	262,417
Metabolix, Inc.* (a)	7,000	68,600
Molecular Insight Pharmaceuticals, Inc.*	3,900	21,489
Momenta Pharmaceutical, Inc.*	8,400	103,320
Myriad Genetics, Inc.* (a)	14,100	641,832
Nabi Biopharmaceuticals*	19,133	75,384
	Shares	Value ($)

Neurocrine Biosciences, Inc.*	14,600	61,174
Novavax, Inc.*	11,400	28,386
NPS Pharmaceuticals, Inc.*	11,700	52,065
Omrix Biopharmaceuticals, Inc.*	5,100	80,274
Onyx Pharmaceuticals, Inc.*	17,200	612,320
Orexigen Therapeutics, Inc.*	7,500	59,175
OSI Pharmaceuticals, Inc.*	17,600	727,232
Osiris Therapeutics, Inc.* (a)	4,000	51,400
PDL BioPharma, Inc.	36,600	388,692
Pharmasset, Inc.*	5,600	105,728
Progenics Pharmaceuticals, Inc.*	9,000	142,830
Protalix BioTherapeutics, Inc.*	571	1,547
Regeneron Pharmaceuticals, Inc.*	19,259	278,100
Repligen Corp.*	7,300	34,456
Rigel Pharmaceuticals, Inc.*	11,400	258,324
Sangamo BioSciences, Inc.*	12,800	127,360
Savient Pharmaceuticals, Inc.* (a)	16,589	419,702
Seattle Genetics, Inc.* (a)	17,500	148,050
Synta Pharmaceuticals Corp.*	5,100	31,110
Targacept, Inc.*	1,900	13,813
Tercica, Inc.*	7,000	61,810
Theravance, Inc.*	17,400	206,538
Third Wave Technologies*	15,100	168,516
United Therapeutics Corp.*	6,896	674,084
XOMA Ltd.*	47,700	80,613
ZymoGenetics, Inc.* (a)	13,600	114,512
		12,536,101
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.*	6,600	159,258
ABIOMED, Inc.* (a)	10,400	184,600
Accuray, Inc.* (a)	12,800	93,312
Align Technology, Inc.* (a)	18,400	193,016
American Medical Systems Holdings, Inc.* (a)	21,700	324,415
Analogic Corp.	4,500	283,815
AngioDynamics, Inc.*	8,400	114,408
ArthroCare Corp.* (a)	8,100	330,561
Atrion Corp.	300	28,746
Cantel Medical Corp.*	2,400	24,288
Cardiac Science Corp.*	4,300	35,260
Clinical Data, Inc.*	2,500	35,675
Conceptus, Inc.* (a)	10,400	192,296
CONMED Corp.*	9,261	245,880
CryoLife, Inc.*	9,900	113,256
Cyberonics, Inc.*	8,151	176,877
Cynosure, Inc. "A"*	3,600	71,352
Datascope Corp.	3,806	178,882
Dexcom, Inc.*	6,900	41,676
ev3, Inc.* (a)	20,765	196,852
Exactech, Inc.*	2,900	74,559
Greatbatch, Inc.*	5,900	102,070
Haemonetics Corp.*	7,700	427,042
Hansen Medical, Inc.* (a)	6,100	101,992
I-Flow Corp.*	8,200	83,230
ICU Medical, Inc.*	4,200	96,096
Immucor, Inc.*	21,293	551,063
Insulet Corp.*	6,500	102,245
Integra LifeSciences Holdings*	6,000	266,880
Invacare Corp.	9,200	188,048
IRIS International, Inc.*	5,000	78,250
Kensey Nash Corp.*	3,000	96,150
Masimo Corp.*	14,000	480,900
Medical Action Industries, Inc.*	5,100	52,887
	Shares	Value ($)

Mentor Corp. (a)	9,847	273,944
Meridian Bioscience, Inc.	13,350	359,382
Merit Medical Systems, Inc.*	8,844	130,007
Micrus Endovascular Corp.*	5,800	81,316
Natus Medical, Inc.*	9,400	196,836
Neogen Corp.*	3,800	86,982
NuVasive, Inc.* (a)	11,700	522,522
NxStage Medical, Inc.*	5,885	22,598
OraSure Technologies, Inc.*	18,100	67,694
Orthofix International NV*	5,500	159,225
Orthovita, Inc.*	13,900	28,495
Palomar Medical Technologies, Inc.*	6,900	68,862
Quidel Corp.*	9,300	153,636
RTI Biologics, Inc.*	17,600	154,000
Sirona Dental Systems, Inc.* (a)	5,600	145,152
Somanetics Corp.*	4,700	99,640
SonoSite, Inc.* (a)	5,928	166,043
Spectranetics Corp.*	11,100	109,446
Stereotaxis, Inc.* (a)	9,450	50,652
STERIS Corp.	19,100	549,316
SurModics, Inc.* (a)	4,900	219,716
Symmetry Medical, Inc.*	10,100	163,822
Synovis Life Technologies, Inc.*	4,700	88,501
Thoratec Corp.*	16,160	281,022
TomoTherapy, Inc.*	14,400	128,592
TranS1, Inc.*	3,000	45,210
Vital Signs, Inc.	2,800	158,984
Vnus Medical Technologies*	4,900	98,049
Volcano Corp.*	13,900	169,580
West Pharmaceutical Services, Inc.	9,672	418,604
Wright Medical Group, Inc.*	11,000	312,510
Zoll Medical Corp.*	6,700	225,589
		11,461,764
Health Care Providers & Services 2.9%
Air Methods Corp.*	3,900	97,500
Alliance Imaging, Inc.*	5,800	50,286
Almost Family, Inc.*	2,500	66,500
Amedisys, Inc.* (a)	8,299	418,436
AMERIGROUP Corp.*	16,100	334,880
AMN Healthcare Services, Inc.*	9,700	164,124
AmSurg Corp.*	9,200	224,020
Apria Healthcare Group, Inc.*	12,900	250,131
Assisted Living Concepts, Inc. "A"*	15,400	84,700
athenahealth, Inc.*	7,000	215,320
Bio-Reference Laboratories, Inc.*	4,300	95,933
BMP Sunstone Corp.* (a)	7,800	44,460
Capital Senior Living Corp.*	5,300	39,962
CardioNet, Inc.*	900	23,967
Centene Corp.*	13,000	218,270
Chemed Corp.	7,500	274,575
Chindex International, Inc.*	4,200	61,614
CorVel Corp.*	3,050	103,304
Cross Country Healthcare, Inc.*	10,300	148,423
Emergency Medical Services Corp. "A"*	3,600	81,468
Emeritus Corp.*	5,400	78,948
Five Star Quality Care, Inc.*	7,500	35,475
Genoptix, Inc.*	3,000	94,650
Gentiva Health Services, Inc.*	9,100	173,355
Hanger Orthopedic Group, Inc.*	8,200	135,218
HealthExtras, Inc.*	11,000	331,540
	Shares	Value ($)

HEALTHSOUTH Corp.* (a)	24,200	402,446
Healthspring, Inc.*	14,700	248,136
Healthways, Inc.*	11,000	325,600
HMS Holdings Corp.*	8,500	182,495
inVentiv Health, Inc.*	11,100	308,469
IPC The Hospitalist Co.*	1,100	20,702
Kindred Healthcare, Inc.*	8,500	244,460
Landauer, Inc.	2,500	140,600
LHC Group, Inc.* (a)	5,249	122,039
Magellan Health Services, Inc.*	13,500	499,905
MedCath Corp.*	5,800	104,284
Molina Healthcare, Inc.* (a)	4,800	116,832
MWI Veterinary Supply, Inc.*	3,789	125,454
National Healthcare Corp.	2,200	100,826
Nighthawk Radiology Holdings, Inc.* (a)	9,300	65,844
Odyssey HealthCare, Inc.*	11,875	115,662
Owens & Minor, Inc.	12,800	584,832
PharMerica Corp.*	10,211	230,666
Providence Service Corp.*	4,638	97,908
PSS World Medical, Inc.*	20,963	341,697
Psychiatric Solutions, Inc.* (a)	16,900	639,496
Radnet, Inc.*	5,200	32,240
RehabCare Group, Inc.*	6,600	105,798
Res-Care, Inc.*	6,700	119,126
Skilled Healthcare Group, Inc. "A"*	7,100	95,282
Sun Healthcare Group, Inc.*	13,400	179,426
Sunrise Senior Living, Inc.* (a)	13,450	302,356
Triple-S Management Corp. "B"*	5,700	93,195
U.S. Physical Therapy, Inc.*	4,900	80,409
Universal American Financial Corp.*	14,137	144,480
Virtual Radiologic Corp.*	3,100	41,075
		10,058,799
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.* (a)	17,100	212,211
Computer Programs & Systems, Inc.	4,000	69,320
Eclipsys Corp.*	18,106	332,426
MedAssets, Inc.*	4,200	71,610
Omnicell, Inc.*	11,400	150,252
Phase Forward, Inc.*	14,343	257,744
TriZetto Group, Inc.*	14,400	307,872
Vital Images, Inc.*	6,300	78,372
		1,479,807
Life Sciences Tools & Services 1.2%
Accelrys, Inc.*	5,700	27,531
Affymetrix, Inc.*	20,600	211,974
Albany Molecular Research, Inc.*	7,400	98,198
AMAG Pharmaceuticals, Inc.*	5,386	183,663
Bio-Rad Laboratories, Inc. "A"*	5,600	452,984
Bruker Corp.*	17,038	218,938
Caliper Life Sciences, Inc.*	10,000	25,900
Cambrex Corp.*	10,303	60,479
Dionex Corp.*	6,060	402,202
Enzo Biochem, Inc.*	9,337	104,761
eResearchTechnology, Inc.*	13,100	228,464
Exelixis, Inc.*	35,600	178,000
Kendle International, Inc.*	4,500	163,485
Life Sciences Research, Inc.*	3,200	90,368
Luminex Corp.* (a)	12,400	254,820
Medivation, Inc.* (a)	9,000	106,470
	Shares	Value ($)

Nektar Therapeutics*	31,900	106,865
PAREXEL International Corp.*	18,720	492,523
Pharmanet Development Group, Inc.*	6,700	105,659
Sequenom, Inc.*	15,100	240,996
Varian, Inc.*	9,628	491,606
		4,245,886
Pharmaceuticals 1.4%
Adolor Corp.*	17,000	93,160
Akorn, Inc.* (a)	14,400	47,664
Alexza Pharmaceuticals, Inc.*	4,300	16,942
Alpharma, Inc. "A"*	14,790	333,219
Ardea Biosciences, Inc.*	2,500	32,050
Auxilium Pharmaceuticals, Inc.*	13,400	450,508
Bentley Pharmaceuticals, Inc.*	6,900	111,435
Biodel, Inc.*	2,700	35,100
BioMimetic Therapeutics, Inc.*	4,300	51,256
Cadence Pharmaceuticals, Inc.*	5,000	30,450
Caraco Pharmaceutical Laboratories Ltd.*	2,300	30,360
Columbia Laboratories, Inc.*	12,000	39,600
Cypress Bioscience, Inc.* (a)	13,200	94,908
DepoMed, Inc.*	12,100	38,841
Discovery Laboratories, Inc.* (a)	35,200	58,080
Durect Corp.*	21,400	78,538
Inspire Pharmaceuticals, Inc.*	15,800	67,624
Javelin Pharmaceuticals, Inc.*	14,900	34,568
K-V Pharmaceutical Co. "A"* (a)	11,150	215,529
Medicines Co.*	17,200	340,904
Medicis Pharmaceutical Corp. "A" (a)	17,200	357,416
MiddleBrook Pharmaceuticals, Inc.*	14,000	47,320
Noven Pharmaceuticals, Inc.*	8,500	90,865
Obagi Medical Products, Inc.*	6,800	58,140
Optimer Pharmaceuticals, Inc.*	5,800	47,038
Pain Therapeutics, Inc.* (a)	12,000	94,800
Par Pharmaceutical Companies, Inc.*	11,700	189,891
POZEN, Inc.* (a)	8,900	96,832
Questcor Pharmaceuticals, Inc.*	14,500	67,280
Salix Pharmaceuticals Ltd.*	16,550	116,346
Sciele Pharma, Inc.* (a)	11,800	228,330
Valeant Pharmaceuticals International* (a)	23,100	395,241
ViroPharma, Inc.* (a)	21,000	232,260
VIVUS, Inc.*	21,000	140,280
XenoPort, Inc.*	8,320	324,730
		4,687,505
Industrials 16.0%
Aerospace & Defense 1.6%
AAR Corp.*	11,350	153,566
Aerovironment, Inc.*	4,000	108,720
American Science & Engineering, Inc. (a)	3,200	164,896
Applied Signal Technology, Inc.	2,800	38,248
Argon ST, Inc.*	4,983	123,578
Ascent Solar Technologies, Inc.*	3,100	32,085
Ceradyne, Inc.*	7,875	270,113
Cubic Corp.	4,000	89,120
Curtiss-Wright Corp.	14,600	653,204
Ducommun, Inc.*	2,600	59,696
DynCorp International, Inc. "A"*	8,100	122,715
	Shares	Value ($)

Esterline Technologies Corp.*	9,100	448,266
GenCorp, Inc.* (a)	18,583	133,054
HEICO Corp. (a)	7,400	240,796
Herley Industries, Inc.*	3,200	42,496
Hexcel Corp.*	29,300	565,490
Ladish Co., Inc.*	5,400	111,186
LMI Aerospace, Inc.*	2,100	36,897
Moog, Inc. "A"*	12,775	475,741
Orbital Sciences Corp.*	17,560	413,714
Stanley, Inc.*	2,400	80,448
Taser International, Inc.* (a)	21,700	108,283
Teledyne Technologies, Inc.*	11,022	537,763
TransDigm Group, Inc.*	11,190	375,872
Triumph Group, Inc.	4,800	226,080
		5,612,027
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	4,617	228,357
Dynamex, Inc.*	2,480	66,489
Forward Air Corp.	9,737	336,900
Hub Group, Inc. "A"*	11,100	378,843
Pacer International, Inc.	11,700	251,667
Park-Ohio Holdings Corp.*	1,700	25,092
		1,287,348
Airlines 0.4%
AirTran Holdings, Inc.*	31,900	65,076
Alaska Air Group, Inc.*	11,300	173,342
Allegiant Travel Co.*	4,900	91,091
Hawaiian Holdings, Inc.*	14,000	97,300
JetBlue Airways Corp.*	51,200	190,976
Republic Airways Holdings, Inc.*	12,479	108,068
SkyWest, Inc.	18,900	239,085
UAL Corp.	37,600	196,272
US Airways Group, Inc.*	25,400	63,500
		1,224,710
Building Products 0.6%
AAON, Inc.	5,150	99,189
American Woodmark Corp. (a)	4,100	86,633
Ameron International Corp.	2,900	347,942
Apogee Enterprises, Inc.	9,600	155,136
Builders FirstSource, Inc.* (a)	4,500	23,895
China Architectural Engineering, Inc.*	7,000	68,390
Gibraltar Industries, Inc.	9,350	149,320
Griffon Corp.*	10,170	89,089
Insteel Industries, Inc.	6,400	117,184
NCI Building Systems, Inc.*	5,900	216,707
Quanex Building Products Corp.	10,775	160,116
Simpson Manufacturing Co., Inc. (a)	11,500	273,010
Trex Co., Inc.* (a)	5,900	69,207
Universal Forest Products, Inc.	5,800	173,768
		2,029,586
Commercial Services & Supplies 4.1%
ABM Industries, Inc.	14,700	327,075
Acco Brands Corp.*	15,500	174,065
Administaff, Inc.	6,300	175,707
American Ecology Corp.	6,100	180,133
American Reprographics Co.*	10,540	175,491
AMREP Corp. (a)	800	38,072
Angelica Corp.	3,000	63,810
Bowne & Co., Inc.	9,600	122,400
Casella Waste Systems, Inc. "A"*	8,300	101,177
	Shares	Value ($)

CBIZ, Inc.*	15,528	123,448
CDI Corp.	3,600	91,584
Cenveo, Inc.* (a)	14,380	140,493
China Direct, Inc.*	3,500	25,690
China Security & Surveillance Technology, Inc.*	7,400	99,752
Clean Harbors, Inc.*	6,562	466,296
Comfort Systems USA, Inc.	14,000	188,160
COMSYS IT Partners, Inc.*	5,274	48,099
Consolidated Graphics, Inc.*	3,500	172,445
Cornell Companies, Inc.*	4,000	96,440
CoStar Group, Inc.* (a)	6,600	293,370
Courier Corp.	2,450	49,196
CRA International, Inc.*	3,700	133,755
Deluxe Corp.	15,300	272,646
Duff & Phelps Corp. "A"*	2,800	46,368
EnergySolutions	9,800	219,030
EnerNOC, Inc.* (a)	3,600	64,620
Ennis, Inc.	7,600	118,940
Exponent, Inc.*	5,200	163,332
First Advantage Corp. "A"*	3,300	52,305
Fuel Tech, Inc.* (a)	6,300	111,006
G & K Services, Inc. "A"	6,672	203,229
Geo Group, Inc.*	15,500	348,750
GeoEye, Inc.*	6,300	111,573
Healthcare Services Group, Inc.	13,387	203,616
Heidrick & Struggles International, Inc.	5,744	158,764
Herman Miller, Inc.	17,800	443,042
Hill International, Inc.*	6,500	106,860
HNI Corp.	13,000	229,580
Hudson Highland Group, Inc.*	8,900	93,183
Huron Consulting Group, Inc.*	5,871	266,191
ICF International, Inc.*	3,000	49,860
ICT Group, Inc.*	3,400	27,880
IKON Office Solutions, Inc.	24,300	274,104
Innerworkings, Inc.* (a)	11,300	135,148
Interface, Inc. "A"	17,441	218,536
Kelly Services, Inc. "A"	9,200	177,836
Kforce, Inc.*	10,000	84,900
Kimball International, Inc. "B"	9,300	77,004
Knoll, Inc.	14,656	178,070
Korn/Ferry International*	15,523	244,177
LECG Corp.*	9,000	78,660
M&F Worldwide Corp.*	4,300	169,033
McGrath Rentcorp.	7,400	181,966
Metalico, Inc.*	8,400	147,168
Mine Safety Appliances Co.	9,300	371,907
Mobile Mini, Inc.*	11,548	230,960
MPS Group, Inc.*	28,672	304,783
Multi-Color Corp.	2,100	44,079
Navigant Consulting, Inc.*	14,475	283,131
Odyssey Marine Exploration, Inc.* (a)	14,600	57,816
On Assignment, Inc.*	13,300	106,666
PeopleSupport, Inc.* (a)	7,900	67,150
PRG-Schultz International, Inc.*	3,400	31,994
Resources Connection, Inc.	15,100	307,285
Rollins, Inc.	12,412	183,946
Schawk, Inc.	4,900	58,751
School Specialty, Inc.*	7,000	208,110
Spherion Corp.*	19,743	91,213
Standard Parking Corp.*	2,200	40,040
Standard Register Co.	3,200	30,176
	Shares	Value ($)

Sykes Enterprises, Inc.*	9,600	181,056
Team, Inc.*	6,300	216,216
Tetra Tech, Inc.*	19,116	432,404
The Advisory Board Co.*	5,900	232,047
TrueBlue, Inc.*	13,000	171,730
United Stationers, Inc.*	7,951	293,789
Viad Corp.	6,300	162,477
Volt Information Sciences, Inc.*	4,400	52,404
VSE Corp.	900	24,750
Waste Connections, Inc.*	19,875	634,609
Waste Services, Inc.*	7,733	54,440
Watson Wyatt Worldwide, Inc. "A"	13,100	692,859
		14,110,823
Construction & Engineering 0.8%
Dycom Industries, Inc.*	11,966	173,746
EMCOR Group, Inc.*	20,800	593,424
Furmanite Corp.*	9,800	78,204
Granite Construction, Inc.	9,950	313,723
Great Lakes Dredge & Dock Co.	10,400	63,544
Insituform Technologies, Inc. "A"*	9,590	146,056
Integrated Electrical Services, Inc.*	3,300	56,760
Layne Christensen Co.*	6,400	280,256
MasTec, Inc.*	12,500	133,250
Michael Baker Corp.*	2,900	63,452
Northwest Pipe Co.*	3,200	178,560
Orion Marine Group, Inc.*	7,800	110,214
Perini Corp.*	8,200	271,010
Pike Electric Corp.*	4,108	68,234
Sterling Construction Co., Inc.*	4,300	85,398
		2,615,831
Electrical Equipment 2.7%
A.O. Smith Corp.	5,760	189,101
Acuity Brands, Inc.	13,031	626,530
Advanced Battery Technologies, Inc.*	15,400	88,858
Akeena Solar, Inc.*	8,100	45,522
American Superconductor Corp.* (a)	12,989	465,656
AZZ, Inc.*	4,200	167,580
Baldor Electric Co.	14,197	496,611
Beacon Power Corp.*	32,600	67,808
Belden, Inc.	13,338	451,891
Brady Corp. "A"	16,500	569,745
Capstone Turbine Corp.*	48,400	202,796
China BAK Battery, Inc.*	11,800	55,578
Coleman Cable, Inc.*	2,000	20,640
Encore Wire Corp.	6,550	138,795
Ener1, Inc.*	13,200	97,944
Energy Conversion Devices, Inc.* (a)	12,709	935,891
EnerSys*	8,500	290,955
Evergreen Solar, Inc.* (a)	32,400	313,956
Franklin Electric Co., Inc.	7,800	302,484
FuelCell Energy, Inc.* (a)	23,600	167,560
Fushi Copperweld, Inc.*	5,100	121,023
GrafTech International Ltd.*	32,098	861,189
II-VI, Inc.*	8,200	286,344
LaBarge, Inc.*	2,700	35,100
LSI Industries, Inc.	7,575	61,509
Medis Technologies Ltd.* (a)	11,365	38,300
Microvision, Inc.*	21,000	57,750
Orion Energy Systems, Inc.*	4,200	42,000
Plug Power, Inc.*	30,900	72,615
	Shares	Value ($)

Polypore International, Inc.*	4,400	111,452
Powell Industries, Inc.*	2,900	146,189
Power-One, Inc.* (a)	16,200	30,618
PowerSecure International, Inc.*	3,500	25,410
Preformed Line Products Co.	400	16,124
Regal-Beloit Corp.	9,700	409,825
Superior Essex, Inc.*	6,640	296,343
Ultralife Corp.*	4,900	52,381
Valence Technology, Inc.*	12,900	57,147
Vicor Corp.	4,174	41,657
Woodward Governor Co.	18,900	673,974
		9,132,851
Industrial Conglomerates 0.3%
Otter Tail Corp.	10,300	399,949
Raven Industries, Inc.	4,800	157,344
Seaboard Corp.	100	155,100
Standex International Corp.	2,900	60,146
Tredegar Corp.	8,155	119,878
		892,417
Machinery 3.5%
3D Systems Corp.* (a)	6,700	63,650
Accuride Corp.*	8,866	37,681
Actuant Corp. "A"	17,000	532,950
Alamo Group, Inc.	1,200	24,708
Albany International Corp. "A"	8,552	248,008
Altra Holdings, Inc.*	9,300	156,333
American Railcar Industries, Inc.	3,400	57,052
Ampco-Pittsburgh Corp.	3,000	133,440
Astec Industries, Inc.*	6,060	194,768
Axsys Technologies, Inc.*	3,100	161,324
Badger Meter, Inc.	4,212	212,832
Barnes Group, Inc.	14,300	330,187
Blount International, Inc.*	10,200	118,422
Briggs & Stratton Corp. (a)	14,300	181,324
Cascade Corp.	3,400	143,888
Chart Industries, Inc.*	9,300	452,352
China Fire & Security Group, Inc.*	3,500	28,175
CIRCOR International, Inc.	5,400	264,546
CLARCOR, Inc.	16,600	582,660
Colfax Corp.*	7,500	188,175
Columbus McKinnon Corp.*	6,600	158,928
Commercial Vehicle Group, Inc.*	5,675	53,061
Dynamic Materials Corp.	3,500	115,325
EnPro Industries, Inc.*	6,800	253,912
ESCO Technologies, Inc.*	7,734	362,879
Federal Signal Corp.	13,830	165,960
Flow International Corp.*	11,800	92,040
Force Protection, Inc.* (a)	22,900	75,799
FreightCar America, Inc.	4,400	156,200
Gehl Co.*	4,215	62,340
Gorman-Rupp Co.	4,108	163,663
Graham Corp.	1,800	133,398
Greenbrier Companies, Inc.	4,900	99,470
Hurco Companies, Inc.*	2,400	74,136
K-Tron International, Inc.*	600	77,760
Kadant, Inc.*	4,480	101,248
Kaydon Corp. (a)	8,490	436,471
Key Technology, Inc.*	1,300	41,353
L.B. Foster Co. "A"*	3,900	129,480
Lindsay Corp. (a)	3,650	310,141
Lydall, Inc.*	6,400	80,320
Met-Pro Corp.	3,300	44,055
	Shares	Value ($)

Middleby Corp.* (a)	5,700	250,287
Mueller Industries, Inc.	11,000	354,200
Mueller Water Products, Inc. "A" (a)	38,100	307,467
NACCO Industries, Inc. "A"	1,725	128,254
NN, Inc.	6,300	87,822
Nordson Corp.	11,000	801,790
Peerless Mfg. Co.*	1,700	79,679
RBC Bearings, Inc.*	6,845	228,075
Robbins & Myers, Inc.	8,400	418,908
Sun Hydraulics Corp. (a)	4,050	130,694
Tecumseh Products Co. "A"*	5,641	184,912
Tennant Co.	5,900	177,413
Thermadyne Holdings Corp.*	3,300	48,807
Titan International, Inc.	8,300	295,646
Titan Machinery, Inc.*	2,700	84,564
TriMas Corp.*	2,600	15,574
TurboChef Technologies, Inc.*	6,700	32,026
Twin Disc, Inc.	3,300	69,069
Wabash National Corp.	11,200	84,672
Wabtec Corp.	14,771	718,166
Watts Water Technologies, Inc. "A" (a)	8,480	211,152
Xerium Technologies, Inc. (a)	8,467	33,529
		12,043,120
Marine 0.4%
American Commercial Lines, Inc.* (a)	13,100	143,183
Eagle Bulk Shipping, Inc. (a)	14,600	431,722
Genco Shipping & Trading Ltd. (a)	6,800	443,360
Horizon Lines, Inc. "A" (a)	10,664	106,107
International Shipholding Corp.*	2,700	63,288
TBS International Ltd. "A"*	3,000	119,850
Ultrapetrol Bahamas Ltd.*	7,200	90,792
		1,398,302
Road & Rail 0.7%
AMERCO*	3,000	143,040
Arkansas Best Corp. (a)	6,689	245,085
Celadon Group, Inc.*	8,900	88,911
Dollar Thrifty Automotive Group, Inc.*	8,200	77,490
Genesee & Wyoming, Inc.*	9,300	316,386
Heartland Express, Inc. (a)	19,281	287,480
Knight Transportation, Inc.	16,792	307,293
Marten Transport Ltd.*	4,900	78,253
Old Dominion Freight Line, Inc.*	9,450	283,689
Patriot Transportation Holding, Inc.*	300	24,000
Saia, Inc.*	5,249	57,319
Universal Truckload Services, Inc.*	2,210	48,664
Werner Enterprises, Inc. (a)	15,300	284,274
YRC Worldwide, Inc.*	17,100	254,277
		2,496,161
Trading Companies & Distributors 0.5%
Aceto Corp.	5,400	41,256
Aircastle Ltd.	13,200	111,012
Applied Industrial Technologies, Inc.	12,350	298,500
Beacon Roofing Supply, Inc.*	15,408	163,479
H&E Equipment Services, Inc.*	4,500	54,090
Houston Wire & Cable Co.	6,400	127,360
Interline Brands, Inc.*	9,100	144,963
Kaman Corp.	8,700	198,012
	Shares	Value ($)

Lawson Products, Inc.	500	12,390
RSC Holdings, Inc.* (a)	13,500	125,010
Rush Enterprises, Inc. "A"*	11,900	142,919
TAL International Group, Inc.	4,200	95,508
Textainer Group Holdings Ltd.	2,300	44,919
Watsco, Inc. (a)	6,853	286,455
		1,845,873
Transportation Infrastructure 0.0%
CAI International, Inc.*	1,500	26,100
Information Technology 17.2%
Communications Equipment 2.5%
3Com Corp.*	121,400	257,368
Acme Packet, Inc.*	9,900	76,824
ADTRAN, Inc.	17,700	421,968
Airvana, Inc.*	5,400	28,944
Anaren, Inc.*	5,670	59,932
Arris Group, Inc.*	38,316	323,770
Aruba Networks, Inc.*	14,500	75,835
Avanex Corp.*	66,700	75,371
Avocent Corp.*	13,300	247,380
Bel Fuse, Inc. "B"	4,535	112,060
BigBand Networks, Inc.*	12,600	59,598
Black Box Corp.	5,874	159,714
Blue Coat Systems, Inc.*	9,616	135,682
Bookham, Inc.*	25,700	43,433
Cogo Group, Inc.*	9,600	87,456
Comtech Telecommunications Corp.*	7,350	360,150
DG Fastchannel, Inc.*	5,600	96,600
Digi International, Inc.*	7,100	55,735
EMS Technologies, Inc.*	4,100	89,544
Emulex Corp.*	25,300	294,745
Extreme Networks, Inc.*	41,500	117,860
Finisar Corp.*	89,600	106,624
Foundry Networks, Inc.*	45,100	533,082
Globecomm Systems, Inc.*	4,600	37,996
Harmonic, Inc.*	31,100	295,761
Harris Stratex Networks, Inc. "A"*	7,050	66,904
Hughes Communications, Inc.*	2,200	107,998
Infinera Corp.*	27,900	246,078
InterDigital, Inc.* (a)	14,800	359,936
Ixia*	10,400	72,280
Loral Space & Communications, Inc.*	2,700	47,574
MRV Communications, Inc.*	43,534	51,805
NETGEAR, Inc.*	11,100	153,846
Neutral Tandem, Inc.*	5,100	89,250
Nextwave Wireless, Inc.* (a)	13,900	56,156
Oplink Communications, Inc.*	7,771	74,602
OpNext, Inc.*	7,700	41,426
Optium Corp.*	5,600	40,768
Orbcomm, Inc.* (a)	8,300	47,310
ParkerVision, Inc.*	6,300	62,559
PC-Tel, Inc.	8,100	77,679
Plantronics, Inc.	14,700	328,104
Polycom, Inc.*	26,700	650,412
Powerwave Technologies, Inc.*	38,800	164,900
Radyne Corp.*	7,000	80,010
Riverbed Technology, Inc.*	16,900	231,868
SeaChange International, Inc.*	11,700	83,772
ShoreTel, Inc.*	11,100	49,062
Sonus Networks, Inc.* (a)	64,300	219,906
	Shares	Value ($)

Starent Networks Corp.* (a)	10,400	130,832
Sycamore Networks, Inc.*	55,100	177,422
Symmetricom, Inc.*	15,100	57,984
Tekelec* (a)	21,800	320,678
UTStarcom, Inc.* (a)	32,800	179,416
ViaSat, Inc.*	8,800	177,848
		8,601,817
Computers & Peripherals 0.9%
3PAR, Inc.*	7,100	55,664
Adaptec, Inc.*	40,600	129,920
Avid Technology, Inc.* (a)	10,700	181,793
Compellent Technologies, Inc.*	3,600	40,824
Cray, Inc.*	11,900	55,216
Data Domain, Inc.*	9,700	226,301
Electronics for Imaging, Inc.*	17,800	259,880
Hutchinson Technology, Inc.*	8,600	115,584
Hypercom Corp.*	19,100	84,040
Imation Corp.	9,100	208,572
Immersion Corp.*	10,400	70,824
Intermec, Inc.*	18,600	392,088
Intevac, Inc.*	7,800	87,984
Isilon Systems, Inc.*	4,500	19,980
Netezza Corp.*	11,300	129,724
Novatel Wireless, Inc.* (a)	10,600	117,978
Palm, Inc. (a)	35,609	191,933
Presstek, Inc.*	6,300	31,248
Quantum Corp.*	56,600	76,410
Rackable Systems, Inc.*	10,300	138,020
Rimage Corp.*	4,300	53,277
STEC, Inc.* (a)	11,000	112,970
Stratasys, Inc.*	6,700	123,682
Super Micro Computer, Inc.*	5,100	37,638
Synaptics, Inc.* (a)	7,100	267,883
		3,209,433
Electronic Equipment & Instruments 2.2%
Agilysys, Inc.	7,968	90,357
Anixter International, Inc.* (a)	9,000	535,410
Benchmark Electronics, Inc.*	20,748	339,022
Brightpoint, Inc.*	14,830	108,259
Checkpoint Systems, Inc.*	11,700	244,296
Cogent, Inc.*	14,300	162,591
Cognex Corp.	14,200	327,310
Coherent, Inc.*	6,800	203,252
Comverge, Inc.* (a)	7,600	106,248
CPI International, Inc.*	1,900	23,370
CTS Corp.	12,890	129,545
Daktronics, Inc. (a)	11,000	221,870
DTS, Inc.*	6,100	191,052
Echelon Corp.* (a)	9,300	101,370
Electro Rent Corp.	5,600	70,224
Electro Scientific Industries, Inc.*	9,556	135,409
Excel Technology, Inc.*	4,535	101,221
FARO Technologies, Inc.*	5,800	145,986
Gerber Scientific, Inc.*	8,800	100,144
Insight Enterprises, Inc.*	15,962	187,234
IPG Photonics Corp.*	5,100	95,931
KEMET Corp.*	21,900	70,956
L-1 Identity Solutions, Inc.* (a)	19,560	260,539
Littelfuse, Inc.*	7,286	229,873
Maxwell Technologies, Inc.*	6,900	73,278
Measurement Specialties, Inc.*	3,511	61,759
Mercury Computer Systems, Inc.*	6,922	52,123
	Shares	Value ($)

Methode Electronics, Inc. "A"	11,928	124,648
MTS Systems Corp.	6,100	218,868
Multi-Fineline Electronix, Inc.*	3,200	88,544
Newport Corp.*	11,900	135,541
OSI Systems, Inc.*	4,300	92,106
Park Electrochemical Corp.	6,787	164,992
PC Connection, Inc.*	1,900	17,689
Photon Dynamics, Inc.*	7,000	105,560
Plexus Corp.*	13,924	385,416
RadiSys Corp.*	7,474	67,714
Rofin-Sinar Technologies, Inc.*	9,900	298,980
Rogers Corp.*	5,200	195,468
Sanmina-SCI Corp.*	158,300	202,624
ScanSource, Inc.*	8,900	238,164
Smart Modular Technologies (WWH), Inc.*	13,400	51,322
SYNNEX Corp.*	4,786	120,081
Technitrol, Inc.	14,000	237,860
TTM Technologies, Inc.*	14,700	194,187
Universal Display Corp.* (a)	10,315	127,081
Zygo Corp.*	4,200	41,286
		7,476,760
Internet Software & Services 2.3%
Ariba, Inc.* (a)	27,721	407,776
Art Technology Group, Inc.*	40,300	128,960
AsiaInfo Holdings, Inc.*	10,700	126,474
Bankrate, Inc.* (a)	3,800	148,466
Bidz.com, Inc.*	2,700	23,517
Chordiant Software, Inc.*	11,380	56,900
CMGI, Inc.*	14,590	154,654
CNET Networks, Inc.* (a)	44,300	509,007
comScore, Inc.*	6,200	135,284
Constant Contact, Inc.* (a)	5,700	107,445
DealerTrack Holdings, Inc.*	12,600	177,786
Dice Holdings, Inc.*	5,000	41,300
Digital River, Inc.*	11,428	440,892
DivX, Inc.*	9,900	72,666
EarthLink, Inc.*	36,100	312,265
Greenfield Online, Inc.*	9,400	140,248
GSI Commerce, Inc.*	8,200	111,766
InfoSpace, Inc.	12,100	100,793
Internap Network Services Corp.* (a)	17,930	83,912
Internet Brands, Inc. "A"*	5,400	35,802
Internet Capital Group, Inc.*	12,300	95,079
Interwoven, Inc.*	13,950	167,540
j2 Global Communications, Inc.*	14,200	326,600
Keynote Systems, Inc.*	3,200	41,216
Limelight Networks, Inc.*	11,300	43,166
Liquidity Services, Inc.*	5,500	63,415
LoopNet, Inc.* (a)	8,200	92,660
Marchex, Inc. "B" (a)	8,600	105,952
MercadoLibre, Inc.*	7,800	269,022
Move, Inc.*	36,500	85,045
NIC, Inc.	12,300	84,009
Omniture, Inc.*	19,134	355,318
Perficient, Inc.*	10,700	103,362
RealNetworks, Inc.*	28,600	188,760
S1 Corp.*	17,900	135,503
SAVVIS, Inc.* (a)	11,100	143,301
SonicWALL, Inc.*	19,900	128,355
SupportSoft, Inc.*	10,600	34,450
Switch & Data Facilities Co.*	5,800	98,542
	Shares	Value ($)

TechTarget, Inc.*	3,400	35,904
Terremark Worldwide, Inc.*	14,892	81,310
The Knot, Inc.*	10,300	100,734
TheStreet.com, Inc.	7,300	47,523
United Online, Inc. (a)	21,350	214,141
ValueClick, Inc.*	29,300	443,895
Vignette Corp.*	9,240	110,880
VistaPrint Ltd.* (a)	13,400	358,584
Vocus, Inc.*	5,600	180,152
Websense, Inc.*	15,200	255,968
Website Pros, Inc.*	10,200	84,966
		7,791,265
IT Services 1.7%
Acxiom Corp.	18,100	207,969
BearingPoint, Inc.* (a)	59,300	48,033
CACI International, Inc. "A"*	9,100	416,507
Cass Information Systems, Inc.	1,400	44,842
China Information Security Technology, Inc.*	5,300	29,998
CIBER, Inc.*	14,147	87,853
CSG Systems International, Inc.*	12,400	136,648
CyberSource Corp.*	21,647	362,154
Euronet Worldwide, Inc.* (a)	14,000	236,600
Exlservice Holdings, Inc.*	5,900	82,777
Forrester Research, Inc.*	5,200	160,576
Gartner, Inc.*	19,585	405,801
Gevity HR, Inc.	9,100	48,958
Global Cash Access Holdings, Inc.*	11,600	79,576
Heartland Payment Systems, Inc. (a)	8,560	202,016
iGATE Corp.*	4,288	34,861
infoGROUP, Inc.	9,800	43,022
Integral Systems, Inc.	3,135	121,325
ManTech International Corp. "A"*	7,000	336,840
MAXIMUS, Inc.	5,406	188,237
NCI, Inc. "A"*	1,300	29,744
Ness Technologies, Inc.*	14,100	142,692
Online Resources Corp.*	9,600	80,160
Perot Systems Corp. "A"*	25,900	388,759
RightNow Technologies, Inc.*	9,700	132,599
Safeguard Scientifics, Inc.*	27,800	34,472
Sapient Corp.*	29,900	191,958
SI International, Inc.*	4,700	98,418
SRA International, Inc. "A"*	12,500	280,750
Syntel, Inc.	3,600	121,392
TeleTech Holdings, Inc.*	12,200	243,512
The Hackett Group, Inc.*	10,800	61,992
TNS, Inc.*	8,500	203,660
VeriFone Holdings, Inc.*	20,700	247,365
Wright Express Corp.*	11,500	285,200
		5,817,266
Semiconductors & Semiconductor Equipment 3.5%
Actel Corp.*	9,068	152,796
Advanced Analogic Technologies, Inc.*	16,854	69,607
Advanced Energy Industries, Inc.*	9,806	134,342
Amkor Technology, Inc.*	33,200	345,612
ANADIGICS, Inc.* (a)	18,600	183,210
Applied Micro Circuits Corp.*	19,775	169,274
Asyst Technologies, Inc.*	18,700	66,759
Atheros Communications*	18,200	546,000
ATMI, Inc.*	10,206	284,952
AuthenTec, Inc.*	9,200	95,864
	Shares	Value ($)

Axcelis Technologies, Inc.*	29,300	142,984
Brooks Automation, Inc.*	21,596	178,599
Cabot Microelectronics Corp.*	6,600	218,790
Cavium Networks, Inc.*	9,000	189,000
CEVA, Inc.*	4,800	38,256
Cirrus Logic, Inc.*	23,000	127,880
Cohu, Inc.	7,483	109,850
Conexant Systems, Inc.*	13,010	58,545
Cymer, Inc.*	9,373	251,946
Diodes, Inc.*	9,550	263,962
DSP Group, Inc.*	10,700	74,900
Eagle Test Systems, Inc.*	2,900	32,480
EMCORE Corp.*	21,900	137,094
Entegris, Inc.*	34,385	225,222
Exar Corp.*	14,982	112,964
FEI Co.* (a)	12,302	280,240
FormFactor, Inc.*	14,600	269,078
Hittite Microwave Corp.*	5,699	202,998
IXYS Corp.*	8,700	103,878
Kopin Corp.*	17,600	50,512
Kulicke & Soffa Industries, Inc.*	18,300	133,407
Lattice Semiconductor Corp.*	40,700	127,391
LTX Corp.*	22,674	49,883
Mattson Technology, Inc.*	18,100	86,156
Micrel, Inc.	17,600	161,040
Microsemi Corp.*	24,088	606,536
Microtune, Inc.*	16,500	57,090
MIPS Technologies, Inc.*	16,000	60,000
MKS Instruments, Inc.*	14,700	321,930
Monolithic Power Systems, Inc.*	8,900	192,418
Netlogic Microsystems, Inc.* (a)	5,500	182,600
NVE Corp.*	1,800	56,988
OmniVision Technologies, Inc.*	15,600	188,604
Pericom Semiconductor Corp.*	8,200	121,688
Photronics, Inc.*	12,168	85,663
PLX Technology, Inc.*	10,000	76,300
PMC-Sierra, Inc.*	67,500	516,375
Power Integrations, Inc.*	8,900	281,329
RF Micro Devices, Inc.*	78,287	227,032
Rubicon Technology, Inc.*	4,700	95,504
Rudolph Technologies, Inc.*	8,602	66,235
Semitool, Inc.*	7,200	54,072
Semtech Corp.*	18,700	263,109
Sigma Designs, Inc.* (a)	8,300	115,287
Silicon Image, Inc.*	25,100	181,975
Silicon Storage Technology, Inc.*	28,000	77,560
SiRF Technology Holdings, Inc.*	19,800	85,536
Skyworks Solutions, Inc.*	49,800	491,526
Spansion, Inc. "A"*	35,300	79,425
Standard Microsystems Corp.*	6,661	180,846
Supertex, Inc.*	4,248	99,148
Techwell, Inc.*	5,800	71,456
Tessera Technologies, Inc.*	14,500	237,365
Transmeta Corp.*	4,900	67,669
Trident Microsystems, Inc.*	22,400	81,760
TriQuint Semiconductor, Inc.*	43,678	264,689
Ultra Clean Holdings, Inc.*	7,300	58,108
Ultratech, Inc.*	8,528	132,355
Veeco Instruments, Inc.* (a)	10,800	173,664
Volterra Semiconductor Corp.*	8,800	151,888
Zoran Corp.*	15,165	177,430
		11,856,631
	Shares	Value ($)

Software 4.1%
ACI Worldwide, Inc.* (a)	11,806	207,667
Actuate Corp.*	22,100	86,411
Advent Software, Inc.*	5,800	209,264
American Software, Inc. "A"	4,500	25,380
Ansoft Corp.*	5,100	185,640
Blackbaud, Inc.	14,982	320,615
Blackboard, Inc.*	10,100	386,123
Bottomline Technologies, Inc.*	8,300	80,759
Callidus Software, Inc.*	6,900	34,500
Commvault Systems, Inc.*	12,800	212,992
Concur Technologies, Inc.* (a)	13,100	435,313
Deltek, Inc.*	2,700	20,466
DemandTec, Inc.*	4,800	36,048
Digimarc Corp.*	5,200	73,632
Double-Take Software, Inc.*	6,200	85,188
Ebix, Inc.*	500	38,860
Entrust, Inc.*	15,300	44,982
Epicor Software Corp.*	16,500	114,015
EPIQ Systems, Inc.*	10,100	143,420
Fair Isaac Corp.	14,500	301,165
FalconStor Software, Inc.* (a)	13,783	97,584
i2 Technologies, Inc.*	5,500	68,365
Informatica Corp.*	28,900	434,656
Interactive Intelligence, Inc.*	5,400	62,856
Intervoice, Inc.*	13,400	76,380
Jack Henry & Associates, Inc.	24,600	532,344
JDA Software Group, Inc.*	8,482	153,524
Kenexa Corp.*	7,933	149,458
Lawson Software, Inc.*	39,200	284,984
Macrovision Solutions Corp.*	25,178	376,663
Magma Design Automation, Inc.*	15,000	91,050
Manhattan Associates, Inc.*	8,500	201,705
Mentor Graphics Corp.*	29,600	467,680
MICROS Systems, Inc.*	26,432	805,912
MicroStrategy, Inc. "A"*	2,700	174,825
Midway Games, Inc.* (a)	8,559	18,830
Monotype Imaging Holdings, Inc.*	3,300	40,194
MSC.Software Corp.*	12,700	139,446
Net 1 UEPS Technologies, Inc.*	13,700	332,910
NetScout Systems, Inc.*	8,100	86,508
NetSuite, Inc.* (a)	2,100	42,987
OpenTV Corp. "A"*	19,300	25,283
OPNET Technologies, Inc.*	2,400	21,600
Parametric Technology Corp.*	35,200	586,784
Pegasystems, Inc.	3,300	44,418
Phoenix Technologies Ltd.*	10,100	111,100
Progress Software Corp.*	12,994	332,256
PROS Holdings, Inc.*	2,900	32,567
QAD, Inc.	3,400	23,018
Quality Systems, Inc. (a)	5,700	166,896
Quest Software, Inc.*	21,700	321,377
Radiant Systems, Inc.*	8,300	89,059
Renaissance Learning, Inc.	1,900	21,299
Secure Computing Corp.*	19,337	80,055
Smith Micro Software, Inc.* (a)	10,300	58,710
Solera Holdings, Inc.*	17,000	470,220
Sonic Solutions* (a)	9,400	56,024
Sourcefire, Inc.*	4,700	36,331
SPSS, Inc.*	6,100	221,857
SuccessFactors, Inc.*	8,400	91,980
Sybase, Inc.*	24,300	714,906
Symyx Technologies, Inc.*	12,370	86,343
	Shares	Value ($)

Synchronoss Technologies, Inc.* (a)	7,800	70,434
Take-Two Interactive Software, Inc.*	23,500	600,895
Taleo Corp. "A"*	7,916	155,074
TeleCommunication Systems, Inc. "A"*	8,200	37,966
THQ, Inc.*	20,245	410,164
TIBCO Software, Inc.*	56,400	431,460
TiVo, Inc.*	34,400	212,248
Tyler Technologies, Inc.*	10,600	143,842
Ultimate Software Group, Inc.*	8,300	295,729
Unica Corp.*	2,900	23,316
VASCO Data Security International, Inc.* (a)	9,300	97,929
Wind River Systems, Inc.*	24,000	261,360
		14,013,801
Materials 4.4%
Chemicals 2.1%
A. Schulman, Inc.	9,400	216,482
American Vanguard Corp.	7,033	86,506
Arch Chemicals, Inc.	7,288	241,597
Balchem Corp.	4,900	113,337
Calgon Carbon Corp.* (a)	11,700	180,882
Ferro Corp.	12,632	236,976
Flotek Industries, Inc.* (a)	7,600	156,712
GenTek, Inc.*	3,200	86,048
H.B. Fuller Co.	15,896	356,706
Hercules, Inc.	35,500	601,015
ICO, Inc.*	6,900	41,538
Innophos Holdings, Inc.	3,800	121,410
Innospec, Inc.	8,100	152,442
Koppers Holdings, Inc.	6,200	259,594
Landec Corp.*	4,900	31,703
LSB Industries, Inc.* (a)	6,200	122,760
Minerals Technologies, Inc.	6,168	392,223
NewMarket Corp.	4,300	284,789
NL Industries, Inc.	1,832	17,459
Olin Corp.	22,754	595,700
OM Group, Inc.*	9,200	301,668
Penford Corp.	4,800	71,424
PolyOne Corp.*	27,262	190,016
Quaker Chemical Corp.	3,900	103,974
Rockwood Holdings, Inc.*	13,787	479,788
Sensient Technologies Corp.	14,233	400,801
ShengdaTech, Inc.* (a)	11,000	109,230
Solutia, Inc.*	20,200	258,964
Spartech Corp.	11,100	104,673
Stepan Co.	2,400	109,488
W.R. Grace & Co.*	22,200	521,478
Westlake Chemical Corp.	5,200	77,272
Zep, Inc.	6,365	94,711
Zoltek Companies, Inc.* (a)	8,300	201,275
		7,320,641
Construction Materials 0.2%
Headwaters, Inc.* (a)	12,100	142,417
Texas Industries, Inc. (a)	7,347	412,387
US Concrete, Inc.*	13,500	64,260
		619,064
Containers & Packaging 0.3%
AEP Industries, Inc.*	1,600	27,792
Boise, Inc.* (a)	12,300	47,355
	Shares	Value ($)

Graphic Packaging Holding Co.*	38,900	78,578
Myers Industries, Inc.	9,359	76,276
Rock-Tenn Co. "A"	11,400	341,886
Silgan Holdings, Inc.	8,500	431,290
		1,003,177
Metals & Mining 1.4%
A.M. Castle & Co.	4,700	134,467
Allied Nevada Gold Corp.*	12,400	73,036
AMCOL International Corp.	7,550	214,873
Apex Silver Mines Ltd.* (a)	20,800	102,128
Brush Engineered Materials, Inc.*	5,700	139,194
China Precision Steel, Inc.*	7,000	30,730
Coeur d'Alene Mines Corp.* (a)	169,100	490,390
Compass Minerals International, Inc.	10,000	805,600
Esmark, Inc.*	5,300	101,336
General Moly, Inc.* (a)	21,500	169,205
General Steel Holdings, Inc.*	4,100	64,452
Haynes International, Inc.*	3,700	212,935
Hecla Mining Co.* (a)	38,500	356,510
Horsehead Holding Corp.*	9,900	120,384
Kaiser Aluminum Corp.	5,200	278,356
Olympic Steel, Inc.	3,000	227,760
Royal Gold, Inc.	9,700	304,192
RTI International Metals, Inc.*	6,900	245,778
Stillwater Mining Co.* (a)	11,925	141,073
Sutor Technology Group Ltd.*	3,600	25,452
Universal Stainless & Alloy Products, Inc.*	2,400	88,896
Worthington Industries, Inc. (a)	20,100	412,050
		4,738,797
Paper & Forest Products 0.4%
AbitibiBowater, Inc. (a)	16,016	149,429
Buckeye Technologies, Inc.*	11,398	96,427
Deltic Timber Corp.	3,700	197,987
Glatfelter	13,808	186,546
Kapstone Paper and Packaging Corp.*	3,100	20,677
Louisiana-Pacific Corp.	31,100	264,039
Mercer International, Inc.* (a)	12,212	91,346
Neenah Paper, Inc.	5,600	93,576
Schweitzer-Mauduit International, Inc.	6,100	102,785
Verso Paper Corp.*	5,000	42,300
Wausau Paper Corp.	11,480	88,511
		1,333,623
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.0%
Alaska Communications Systems Group, Inc. (a)	15,200	181,488
Atlantic Tele-Network, Inc.	2,300	63,273
Cbeyond, Inc.*	8,200	131,364
Cincinnati Bell, Inc.*	74,700	297,306
Cogent Communications Group, Inc.* (a)	14,800	198,320
Consolidated Communications Holdings, Inc.	8,250	122,842
FairPoint Communications, Inc. (a)	28,090	202,529
General Communication, Inc. "A"*	15,500	106,485
Global Crossing Ltd.* (a)	9,100	163,254
Globalstar, Inc.* (a)	9,100	25,753
iBasis, Inc.	6,400	20,992
IDT Corp. "B"* (a)	13,200	22,440
	Shares	Value ($)

Iowa Telecommunications Services, Inc.	8,400	147,924
NTELOS Holdings Corp.	9,100	230,867
PAETEC Holding Corp.*	37,099	235,579
Premiere Global Services, Inc.*	18,448	268,972
Shenandoah Telecommunications Co.	6,072	79,057
tw telecom, Inc.*	47,500	761,425
Vonage Holdings Corp.* (a)	12,200	20,252
		3,280,122
Wireless Telecommunication Services 0.3%
Centennial Communications Corp.*	23,000	160,770
FiberTower Corp.*	30,000	42,000
ICO Global Communications Holdings Ltd.*	30,100	98,126
iPCS, Inc.*	5,800	171,854
Rural Celluar Corp. "A"*	4,600	204,746
Syniverse Holdings, Inc.*	15,220	246,564
TerreStar Corp.*	15,700	62,486
USA Mobility, Inc.*	9,364	70,698
Virgin Mobile USA, Inc. "A"*	6,925	19,044
		1,076,288
Utilities 3.4%
Electric Utilities 1.3%
ALLETE, Inc.	9,100	382,200
Central Vermont Public Service Corp.	2,800	54,236
Cleco Corp.	20,460	477,332
El Paso Electric Co.*	15,500	306,900
Empire District Electric Co.	8,900	165,006
IDACORP, Inc.	13,200	381,348
ITC Holdings Corp.	16,200	827,982
MGE Energy, Inc.	6,000	195,720
Portland General Electric Co.	21,200	477,424
UIL Holdings Corp.	6,933	203,899
Unisource Energy Corp.	10,200	316,302
Westar Energy, Inc. (a)	32,000	688,320
		4,476,669
Gas Utilities 1.1%
Chesapeake Utilities Corp.	1,000	25,720
EnergySouth, Inc.	1,800	88,308
New Jersey Resources Corp.	14,275	466,078
Nicor, Inc.	13,500	574,965
Northwest Natural Gas Co.	9,107	421,290
Piedmont Natural Gas Co., Inc.	24,500	640,920
South Jersey Industries, Inc.	10,300	384,808
Southwest Gas Corp.	13,512	401,712
The Laclede Group, Inc.	6,500	262,405
WGL Holdings, Inc.	16,600	576,684
		3,842,890
Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc. (a)	6,100	299,998
Synthesis Energy Systems, Inc.*	4,600	41,400
U.S. Geothermal, Inc.*	15,300	44,982
		386,380
	Shares	Value ($)

Multi-Utilities 0.6%
Aquila, Inc.*	111,200	419,224
Avista Corp.	18,371	394,242
Black Hills Corp.	12,000	384,720
CH Energy Group, Inc. (a)	4,200	149,394
NorthWestern Corp.	13,600	345,712
PNM Resources, Inc.	22,400	267,904
		1,961,196
Water Utilities 0.3%
American States Water Co.	4,600	160,724
Cadiz, Inc.* (a)	2,400	38,688
California Water Service Group	5,700	186,789
Connecticut Water Service, Inc.	1,200	26,880
Consolidated Water Co., Ltd. (a)	5,600	110,880
Middlesex Water Co.	2,300	38,157
SJW Corp.	5,400	142,560
Southwest Water Co. (a)	9,625	96,443
		801,121
Total Common Stocks (Cost $354,413,374)		330,869,031

Warrants 0.0%
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation 0.2%
US Treasury Bill, 2.06%**, 12/4/2008 (b) (Cost $584,729)	590,000	584,677
	Shares	Value ($)

Closed End Investment Companies 0.2%
Apollo Investment Corp.	43,323	620,819
Kayne Anderson Energy Development Fund	1,900	43,605
Total Closed End Investment Companies (Cost $832,148)		664,424

Securities Lending Collateral 19.6%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $66,753,053)	66,753,053	66,753,053

Cash Equivalents 1.0%
Cash Management QP Trust, 2.49% (c) (Cost $3,410,406)	3,410,406	3,410,406
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $425,993,710)+	118.0	402,281,591
Other Assets and Liabilities, Net (a)	(18.0)	(61,392,150)
Net Assets	100.0	340,889,441
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $426,890,385. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $24,608,794. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,953,800 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $74,562,594.
(a) All or a portion of these securities were on loan amounting to $52,772,316. In addition, included in other assets and liabilities are pending sales, amounting to $10,935,589, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $63,707,905 which is 18.7% of net assets.
(b) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	9/19/2008	133	9,509,331	9,199,610	(309,721)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 401,696,914	$ (309,721)
Level 2 — Other Significant Observable Inputs	584,677	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 402,281,591	$ (309,721)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $355,830,251) — including $52,772,316 of securities loaned	$ 332,118,132
Investment in Daily Assets Fund Institutional (cost $66,753,053)*	66,753,053
Investment in Cash Management QP Trust (cost $3,410,406)	3,410,406
Total investments at value (cost $425,993,710)	402,281,591
Receivable for investments sold	54,862,855
Dividends receivable	372,506
Interest receivable	127,941
Receivable for Portfolio shares sold	889,349
Other assets	14,457
Total assets	458,548,699
Liabilities
Cash overdraft	31,789
Payable for investments purchased	50,416,251
Payable upon return of securities loaned	66,753,053
Payable for Portfolio shares redeemed	130,388
Payable for daily variation margin on open futures contracts	94,010
Accrued management fee	89,407
Other accrued expenses and payables	144,360
Total liabilities	117,659,258
Net assets, at value	$ 340,889,441
Net Assets Consist of
Undistributed net investment income	2,432,939
Net unrealized appreciation (depreciation) on: Investments	(23,712,119)
Futures	(309,721)
Accumulated net realized gain (loss)	14,528,934
Paid-in capital	347,949,408
Net assets, at value	$ 340,889,441
Class A Net Asset Value, offering and redemption price per share ($282,389,734 ÷ 23,866,570 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.83
Class B Net Asset Value, offering and redemption price per share ($58,499,707 ÷ 4,940,064 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.84
* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $636)	$ 2,447,741
Interest — Cash Management QP Trust	59,113
Interest	8,446
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	629,238
Total Income	3,144,538
Expenses: Management fee	608,500
Administration fee	173,857
Custodian fee	13,701
Distribution service fees (Class B)	78,999
Services to shareholders	2,292
Professional fees	35,485
Trustees' fees and expenses	9,280
Reports to shareholders	39,907
Other	30,914
Total expenses before expense reductions	992,935
Expense reductions	(89,664)
Total expenses after expense reductions	903,271
Net investment income (loss)	2,241,267
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	15,963,635
Futures	(253,247)
15,710,388
Change in net unrealized appreciation (depreciation) Investments	(54,102,507)
Futures	(343,479)
(54,445,986)
Net gain (loss)	(38,735,598)
Net increase (decrease) in net assets resulting from operations	$ (36,494,331)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 2,241,267	$ 5,194,735
Net realized gain (loss)	15,710,388	73,373,342
Change in net unrealized appreciation (depreciation)	(54,445,986)	(75,889,353)
Net increase (decrease) in net assets resulting from operations	(36,494,331)	2,678,724
Distributions to shareholders from: Net investment income: Class A	(4,288,526)	(4,565,770)
Class B	(769,075)	(458,283)
Net realized gains: Class A	(27,269,429)	(33,459,835)
Class B	(5,881,158)	(4,794,943)
Total distributions	(38,208,188)	(43,278,831)
Portfolio share transactions: Class A Proceeds from shares sold	36,726,730	91,786,867
Reinvestment of distributions	31,557,955	38,025,605
Cost of shares redeemed	(29,739,625)	(126,864,683)
In-kind redemptions	—	(200,297,872)
Net increase (decrease) in net assets from Class A share transactions	38,545,060	(197,350,083)
Class B Proceeds from shares sold	2,419,713	19,495,609
Reinvestment of distributions	6,650,233	5,253,226
Cost of shares redeemed	(10,327,542)	(11,756,658)
Net increase (decrease) in net assets from Class B share transactions	(1,257,596)	12,992,177
Increase (decrease) in net assets	(37,415,055)	(224,958,013)
Net assets at beginning of period	378,304,496	603,262,509
Net assets at end of period (including undistributed net investment income of $2,432,939 and $5,249,273, respectively)	$ 340,889,441	$ 378,304,496
Other Information
Class A Shares outstanding at beginning of period	20,730,811	33,226,950
Shares sold	2,781,622	5,752,702
Shares issued to shareholders in reinvestment of distributions	2,603,792	2,409,734
Shares redeemed	(2,249,655)	(8,047,287)
In-kind redemptions	—	(12,611,288)
Net increase (decrease) in Class A shares	3,135,759	(12,496,139)
Shares outstanding at end of period	23,866,570	20,730,811
Class B Shares outstanding at beginning of period	4,996,175	4,198,980
Shares sold	184,425	1,229,459
Shares issued to shareholders in reinvestment of distributions	548,247	332,483
Shares redeemed	(788,783)	(764,747)
Net increase (decrease) in Class B shares	(56,111)	797,195
Shares outstanding at end of period	4,940,064	4,996,175

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.71	$ 16.12	$ 14.40	$ 14.35	$ 12.24	$ 8.45
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.17	.14	.11	.11	.09
Net realized and unrealized gain (loss)	(1.48)	(.40)	2.34	.42	2.06	3.79
Total from investment operations	(1.39)	(.23)	2.48	.53	2.17	3.88
Less distributions from: Net investment income	(.20)	(.14)	(.10)	(.09)	(.06)	(.09)
Net realized gains	(1.29)	(1.04)	(.66)	(.39)	—	—
Total distributions	(1.49)	(1.18)	(.76)	(.48)	(.06)	(.09)
Net asset value, end of period	$ 11.83	$ 14.71	$ 16.12	$ 14.40	$ 14.35	$ 12.24
Total Return (%)[c]	(9.70)**	(1.90)	17.49	4.26	17.76	46.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	282	305	536	449	450	316
Ratio of expenses before expense reductions (%)	.52*	.53	.47	.46	.48	.61
Ratio of expenses after expense reductions (%)	.47*	.51	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	1.34*	1.09	.93	.78	.87	.91
Portfolio turnover rate (%)	21**	24[d]	42	26	22	28
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.70	$ 16.11	$ 14.39	$ 14.34	$ 12.23	$ 8.44
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.13	.10	.07	.08	.07
Net realized and unrealized gain (loss)	(1.47)	(.40)	2.34	.43	2.05	3.80
Total from investment operations	(1.40)	(.27)	2.44	.50	2.13	3.87
Less distributions from: Net investment income	(.17)	(.10)	(.06)	(.06)	(.02)	(.08)
Net realized gains	(1.29)	(1.04)	(.66)	(.39)	—	—
Total distributions	(1.46)	(1.14)	(.72)	(.45)	(.02)	(.08)
Net asset value, end of period	$ 11.84	$ 14.70	$ 16.11	$ 14.39	$ 14.34	$ 12.23
Total Return (%)[c]	(9.79)**	(2.16)	17.19	3.99	17.48	46.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	73	68	45	35	18
Ratio of expenses before expense reductions (%)	.77*	.78	.72	.71	.73	.87
Ratio of expenses after expense reductions (%)	.72*	.76	.70	.70	.70	.70
Ratio of net investment income (loss) (%)	1.09*	.84	.68	.53	.66	.66
Portfolio turnover rate (%)	21**	24[d]	42	26	22	28
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Portfolio's assets and liabilities. Fair value is an estimate of the price the Portfolio would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Portfolio uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Portfolio's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Portfolio uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Portfolio may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

New Accounting Pronouncements. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilizing future contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Real Estate Investment Trusts. The Portfolio periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. At the fiscal year end of the Portfolio, distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

B. Purchases and Sales of Securities

During the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) aggregated $73,527,988 and $78,643,941, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2008 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of 0.47% for Class A.

Accordingly, for the six months ended June 30, 2008, the Advisor waived a portion of its management fee aggregating $86,573 and the amount charged aggregated $521,927, which was equivalent to an annualized effective rate of 0.30% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, DIMA received an Administration fee of $173,857, of which $29,615 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2008, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2008
Class B	$ 78,999	$ 14,591

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2008, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2008
Class A	$ 754	$ 754	$ —
Class B	232	—	185
	$ 986	$ 754	$ 185

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2008, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,261, of which $7,811 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended June 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $1,815 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2008, the Portfolio's custodian fee was reduced by $522 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2008, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 51% and 11%, respectively. At June 30, 2008, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 51% and 23%, respectively.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-3 (R-4326-1 8/08)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 19, 2008